UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2008

1.814645.103

VCI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	6,700	$ 226,460
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Toyota Motor Corp. sponsored ADR	400	40,356
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	18,000	66,724
DIVERSIFIED CONSUMER SERVICES - 1.9%
Education Services - 1.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,500	108,000
Princeton Review, Inc. (a)	2,179	17,149
Strayer Education, Inc.	200	30,500
		155,649
FOOD & STAPLES RETAILING - 5.7%
Drug Retail - 2.4%
CVS Caremark Corp.	4,800	194,448
Food Distributors - 0.5%
Sysco Corp.	1,400	40,628
Food Retail - 1.0%
Susser Holdings Corp. (a)	4,200	78,834
Hypermarkets & Super Centers - 1.8%
Costco Wholesale Corp.	2,300	149,431
TOTAL FOOD & STAPLES RETAILING		463,341
HOTELS, RESTAURANTS & LEISURE - 16.2%
Casinos & Gaming - 5.1%
International Game Technology	4,600	184,966
Las Vegas Sands Corp. (a)	2,200	162,008
Wynn Resorts Ltd.	700	70,448
		417,422
Hotels, Resorts & Cruise Lines - 3.0%
Carnival Corp. unit	3,600	145,728
Royal Caribbean Cruises Ltd.	3,000	98,700
		244,428
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	800	24,968
Restaurants - 7.8%
Burger King Holdings, Inc.	900	24,894
Darden Restaurants, Inc.	800	26,040
McDonald's Corp.	8,000	446,160
Sonic Corp. (a)	3,000	66,120
Starbucks Corp. (a)	4,300	75,250
		638,464
TOTAL HOTELS, RESTAURANTS & LEISURE		1,325,282

	Shares	Value
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
The Stanley Works	400	$ 19,048
Whirlpool Corp.	700	60,746
		79,794
INTERNET & CATALOG RETAIL - 3.6%
Catalog Retail - 1.1%
Liberty Media Corp. - Interactive Series A (a)	5,300	85,542
Internet Retail - 2.5%
Amazon.com, Inc. (a)	2,200	156,860
Blue Nile, Inc. (a)	900	48,735
		205,595
TOTAL INTERNET & CATALOG RETAIL		291,137
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Art Technology Group, Inc. (a)	800	3,104
LoopNet, Inc. (a)	3,100	39,370
		42,474
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Mattel, Inc.	4,400	87,560
Polaris Industries, Inc.	700	28,707
		116,267
MEDIA - 29.3%
Advertising - 3.9%
Lamar Advertising Co. Class A	1,400	50,302
National CineMedia, Inc.	3,600	80,928
Omnicom Group, Inc.	4,200	185,556
		316,786
Broadcasting & Cable TV - 8.6%
Clear Channel Communications, Inc.	2,900	84,738
Comcast Corp. Class A	14,700	284,298
Grupo Televisa SA de CV (CPO) sponsored ADR	5,500	133,320
Liberty Media Corp. - Entertainment Class A (a)	1,000	22,640
The DIRECTV Group, Inc. (a)	5,900	146,261
Time Warner Cable, Inc. (a)	1,300	32,474
		703,731
Movies & Entertainment - 14.9%
Cinemark Holdings, Inc.	1,300	16,627
Live Nation, Inc. (a)	3,222	39,083
News Corp.:
Class A	12,241	229,519
Class B	1,000	19,040
Regal Entertainment Group Class A	10,800	208,332
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
The Walt Disney Co.	8,700	$ 273,006
Time Warner, Inc.	31,100	436,022
		1,221,629
Publishing - 1.9%
McGraw-Hill Companies, Inc.	4,200	155,190
TOTAL MEDIA		2,397,336
MULTILINE RETAIL - 6.9%
Department Stores - 0.9%
Nordstrom, Inc.	2,300	74,980
General Merchandise Stores - 6.0%
Target Corp.	9,700	491,595
TOTAL MULTILINE RETAIL		566,575
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Bare Escentuals, Inc. (a)	1,300	30,446
SPECIALTY RETAIL - 23.0%
Apparel Retail - 5.2%
Abercrombie & Fitch Co. Class A	1,100	80,454
Citi Trends, Inc. (a)	2,400	44,280
Ross Stores, Inc.	2,400	71,904
TJX Companies, Inc.	3,300	109,131
Tween Brands, Inc. (a)	2,400	59,376
Urban Outfitters, Inc. (a)	1,400	43,890
Zumiez, Inc. (a)	1,100	17,259
		426,294
Automotive Retail - 1.4%
Advance Auto Parts, Inc.	3,300	112,365
Home Improvement Retail - 9.1%
Home Depot, Inc.	12,184	340,786
Lowe's Companies, Inc.	14,400	330,336
Sherwin-Williams Co.	1,500	76,560
		747,682
Homefurnishing Retail - 1.3%
Williams-Sonoma, Inc.	4,300	104,232

	Shares	Value
Specialty Stores - 6.0%
Jo-Ann Stores, Inc. (a)	2,100	$ 30,933
PetSmart, Inc.	7,963	162,764
Staples, Inc.	11,150	246,527
Tiffany & Co., Inc.	1,300	54,392
		494,616
TOTAL SPECIALTY RETAIL		1,885,189
TEXTILES, APPAREL & LUXURY GOODS - 4.5%
Apparel, Accessories & Luxury Goods - 3.0%
Coach, Inc. (a)	4,900	147,735
G-III Apparel Group Ltd. (a)	2,705	36,301
Hanesbrands, Inc. (a)	1,300	37,960
Polo Ralph Lauren Corp. Class A	400	23,316
		245,312
Footwear - 1.5%
Deckers Outdoor Corp. (a)	273	29,435
Iconix Brand Group, Inc. (a)	5,600	97,160
		126,595
TOTAL TEXTILES, APPAREL & LUXURY GOODS		371,907
TOTAL COMMON STOCKS (Cost $8,884,976)		8,058,937
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 2.69% (b) (Cost $104,389)	104,389	104,389
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,989,365)	8,163,326
NET OTHER ASSETS - 0.2%	18,902
NET ASSETS - 100%	$ 8,182,228
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 740
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,163,326	$ 8,163,326	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,038,635. Net unrealized depreciation aggregated $875,309, of which $443,316 related to appreciated investment securities and $1,318,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2008

1.856925.100

VCSP-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BEVERAGES - 32.2%
Brewers - 6.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	5,600	$ 48,265
Carlsberg AS Series B	700	89,503
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	700	52,885
Grupo Modelo SA de CV Series C	100	438
Heineken NV (Bearer)	4,560	264,830
InBev SA	3,675	323,368
Molson Coors Brewing Co. Class B	8,110	426,343
SABMiller plc	10,080	220,814
		1,426,446
Distillers & Vintners - 4.3%
Brown-Forman Corp. Class B (non-vtg.)	760	50,327
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,300	146,661
Diageo PLC sponsored ADR	3,905	317,555
Pernod Ricard SA	3,080	316,814
Remy Cointreau SA	1,550	104,235
		935,592
Soft Drinks - 21.4%
Coca-Cola Amatil Ltd.	6,688	51,962
Coca-Cola Femsa SA de CV sponsored ADR	3,370	189,832
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	3,560	166,715
Coca-Cola Icecek AS	6,300	49,577
Cott Corp. (a)	10,000	35,554
Embotelladora Andina SA sponsored ADR	2,300	48,300
Fomento Economico Mexicano SA de CV sponsored ADR	2,700	112,806
PepsiCo, Inc.	25,550	1,844,710
The Coca-Cola Co.	35,700	2,173,059
		4,672,515
TOTAL BEVERAGES		7,034,553
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)	3,650	21,535
FOOD & STAPLES RETAILING - 16.5%
Drug Retail - 8.2%
CVS Caremark Corp.	31,290	1,267,558
Rite Aid Corp. (a)	12,400	36,456
Walgreen Co.	12,900	491,361
		1,795,375
Food Distributors - 1.1%
Sysco Corp.	6,700	194,434
United Natural Foods, Inc. (a)	1,900	35,549
		229,983

	Shares	Value
Food Retail - 4.8%
Kroger Co.	18,950	$ 481,330
Safeway, Inc.	16,500	484,275
SUPERVALU, Inc.	2,450	73,451
		1,039,056
Hypermarkets & Super Centers - 2.4%
Wal-Mart Stores, Inc.	10,150	534,702
TOTAL FOOD & STAPLES RETAILING		3,599,116
FOOD PRODUCTS - 14.4%
Agricultural Products - 3.5%
Archer Daniels Midland Co.	9,200	378,672
Bunge Ltd.	3,080	267,590
Corn Products International, Inc.	1,125	41,783
Nutreco Holding NV	245	18,835
Viterra, Inc. (a)	4,000	56,458
		763,338
Packaged Foods & Meats - 10.9%
BioMar Holding AS	350	14,077
Cadbury Schweppes PLC sponsored ADR	1,165	51,516
Campbell Soup Co.	1,400	47,530
Chiquita Brands International, Inc. (a)	100	2,311
Dean Foods Co.	145	2,913
Groupe Danone	2,920	261,083
Kellogg Co.	985	51,772
Koninklijke Wessanen NV	70	980
Kraft Foods, Inc. Class A	7,500	232,575
Lindt & Spruengli AG	1	35,428
Marine Harvest ASA (a)	91,400	53,482
Nestle SA sponsored ADR	7,745	967,491
Smithfield Foods, Inc. (a)	90	2,318
Tyson Foods, Inc. Class A	3,300	52,635
Unilever NV (NY Shares)	16,175	545,583
Wimm-Bill-Dann Foods OJSC sponsored ADR	600	61,488
		2,383,182
TOTAL FOOD PRODUCTS		3,146,520
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Health Care Equipment - 2.7%
Philip Morris International, Inc. (a)	11,850	599,373
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Starbucks Corp. (a)	100	1,750
HOUSEHOLD PRODUCTS - 19.6%
Household Products - 19.6%
Colgate-Palmolive Co.	8,735	680,544
Kimberly-Clark Corp.	2,200	142,010
Procter & Gamble Co.	49,300	3,454,450
		4,277,004
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 4.3%
Personal Products - 4.3%
Avon Products, Inc.	17,700	$ 699,858
Bare Escentuals, Inc. (a)	2,305	53,983
Estee Lauder Companies, Inc. Class A	2,300	105,455
Herbalife Ltd.	1,350	64,125
Physicians Formula Holdings, Inc. (a)	2,640	23,549
		946,970
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	1,680	108,982
TOBACCO - 7.2%
Tobacco - 7.2%
Altria Group, Inc. (c)	22,650	502,830
British American Tobacco PLC sponsored ADR	10,500	795,375
KT&G Corp.	940	73,651
Loews Corp. - Carolina Group	625	45,344
Souza Cruz Industria Comerico	6,200	160,052
		1,577,252
TOTAL COMMON STOCKS (Cost $20,583,738)		21,313,055
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b) (Cost $733,590)	733,590	$ 733,590
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $21,317,328)	22,046,645
NET OTHER ASSETS - (0.9)%	(187,346)
NET ASSETS - 100%	$ 21,859,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,458
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,046,645	$ 21,079,154	$ 967,491	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $21,348,926. Net unrealized appreciation aggregated $697,719, of which $1,279,013 related to appreciated investment securities and $581,294 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2008

1.864819.100

VIPEM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	400	$ 10,140
Australia - 0.0%
Sino Gold Mining Ltd. (a)	371	2,533
Austria - 1.0%
Erste Bank AG	400	25,921
Raiffeisen International Bank Holding AG	200	27,262
TOTAL AUSTRIA		53,183
Bahrain - 0.3%
Gulf Finance House BSC unit	400	16,000
Bermuda - 2.3%
Aquarius Platinum Ltd. (Australia)	1,975	30,671
C C Land Holdings Ltd.	8,000	7,668
Central European Media Enterprises Ltd. Class A (a)	200	17,046
Credicorp Ltd. (NY Shares)	200	14,348
Dufry South America Ltd. unit	319	5,826
FerroChina Ltd.	4,000	3,778
Pacific Basin Shipping Ltd.	11,000	18,091
Samling Global Ltd.	28,000	3,957
Sinofert Holdings Ltd.	20,000	18,451
TOTAL BERMUDA		119,836
Brazil - 13.1%
All America Latina Logistica SA unit	1,500	15,044
Banco Bradesco SA:
(PN)	2,100	58,340
(PN) sponsored ADR	400	11,104
Banco Daycoval SA (PN)	700	4,384
Banco do Brasil SA	1,900	25,033
Companhia de Saneamento de Minas Gerais	800	12,081
Companhia Vale do Rio Doce (PN-A) sponsored ADR	5,800	169,070
Gafisa SA ADR	300	10,008
GVT Holding SA	600	11,277
Localiza Rent a Car SA	1,600	15,227
MRV Engenharia e Participacoes SA	800	14,224
Multiplan Empreendimentos Imobiliarios SA	500	5,414
Net Servicos de Comunicacao SA sponsored ADR	1,900	20,102
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,200	92,661
(PN) sponsored ADR (non-vtg.)	1,200	101,628
sponsored ADR	400	40,844
Tegma Gestao Logistica	400	3,978
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,900	22,120
GDR	300	34,992

	Shares	Value
Weg SA	500	$ 5,573
TOTAL BRAZIL		673,104
Canada - 1.2%
Addax Petroleum, Inc.	200	7,939
Aurelian Resources, Inc. (a)	800	7,177
Eastern Platinum Ltd. (a)	4,600	14,518
First Quantum Minerals Ltd.	200	16,217
Ivanhoe Mines Ltd. (a)	500	5,211
SouthGobi Energy Resources Ltd. (a)	900	11,975
TOTAL CANADA		63,037
Cayman Islands - 1.2%
Chaoda Modern Agriculture (Holdings) Ltd.	28,000	31,803
Integra Group unit	400	4,412
Lee & Man Paper Manufacturing Ltd.	6,800	10,887
Neo-Neon Holdings Ltd.	4,000	2,822
Xinyuan Real Estate Co. Ltd. ADR	900	7,551
Zhong An Real Estate Ltd.	5,000	2,416
TOTAL CAYMAN ISLANDS		59,891
Chile - 0.3%
Lan Airlines SA sponsored ADR	1,000	14,120
China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)	2,000	13,735
China Coal Energy Co. Ltd. (H Shares)	17,000	29,619
China Communications Construction Co. Ltd. (H Shares)	11,000	24,310
China Construction Bank Corp. (H Shares)	89,000	66,440
First Tractor Co. Ltd. (H Shares) (a)	10,000	5,448
Golden Eagle Retail Group Ltd. (H Shares)	6,000	4,934
Industrial & Commercial Bank of China	60,000	41,784
Parkson Retail Group Ltd.	1,000	8,429
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,000	35,431
Yantai Changyu Pioneer Wine Co. (B Shares)	1,400	8,814
TOTAL CHINA		238,944
Cyprus - 0.4%
Mirland Development Corp. PLC (a)	1,100	10,040
XXI Century Investments Public Ltd. (a)	400	10,556
TOTAL CYPRUS		20,596
Czech Republic - 1.0%
Ceske Energeticke Zavody AS	700	53,425
Egypt - 1.4%
Commercial International Bank Ltd. sponsored GDR	1,200	19,200
Eastern Tobacco Co.	100	7,164
Common Stocks - continued
	Shares	Value
Egypt - continued
Egyptian Co. for Mobile Services (MobiNil)	112	$ 4,044
Orascom Construction Industries SAE GDR	100	14,975
Orascom Hotels & Development (OHD) (a)	1,479	23,585
Telecom Egypt SAE	550	2,026
TOTAL EGYPT		70,994
Georgia - 0.1%
Bank of Georgia unit (a)	200	5,100
Hong Kong - 5.4%
China Mobile (Hong Kong) Ltd.	11,000	165,022
China Resources Power Holdings Co. Ltd.	6,000	11,795
CNOOC Ltd.	31,000	45,505
CNOOC Ltd. sponsored ADR	100	14,679
CNPC (Hong Kong) Ltd.	40,000	18,348
REXCAPITAL Financial Holdings Ltd. (a)	50,000	5,589
Shanghai Industrial Holdings Ltd. (H Shares)	3,000	11,333
Sinotrans Shipping Ltd.	8,500	5,592
TOTAL HONG KONG		277,863
India - 6.1%
Axis Bank Ltd.	300	5,919
Bank of India	828	5,238
Bharat Heavy Electricals Ltd.	397	20,444
Bharti Airtel Ltd. (a)	1,107	22,849
Blue Star Ltd.	677	7,234
Cairn India Ltd. (a)	1,733	9,702
Educomp Solutions Ltd.	66	6,305
Federal Bank Ltd.	1,097	5,936
HCL Technologies Ltd.	1,793	11,343
Housing Development Finance Corp. Ltd.	257	15,278
Indiabulls Real Estate Ltd. sponsored GDR (a)	663	8,066
Indian Overseas Bank	2,565	9,032
Jaiprakash Associates Ltd.	2,790	15,790
JSW Steel Ltd.	412	8,432
LANCO Infratech Ltd. (a)	1,159	11,250
Larsen & Toubro Ltd.	361	27,379
Pantaloon Retail India Ltd.	456	5,349
Reliance Industries Ltd.	883	49,980
Rolta India Ltd.	1,463	9,552
Rural Electrification Corp. Ltd.	60	160
Sintex Industries Ltd.	1,045	9,274
State Bank of India	424	18,023
Steel Authority of India Ltd.	3,604	16,683
Tata Power Co. Ltd.	423	12,379
TOTAL INDIA		311,597

	Shares	Value
Indonesia - 4.4%
PT Astra Agro Lestari Tbk	6,000	$ 16,813
PT Astra International Tbk	11,000	28,916
PT Bakrie & Brothers Tbk rights 4/15/08 (a)	110,075	119
PT Bank Mandiri Persero Tbk	68,000	23,219
PT Bank Niaga Tbk	95,000	7,724
PT Bank Rakyat Indonesia Tbk	23,000	15,707
PT Bumi Resources Tbk	98,000	65,864
PT Indocement Tunggal Prakarsa Tbk	9,500	7,260
PT International Nickel Indonesia Tbk	23,000	17,453
PT Perusahaan Gas Negara Tbk Series B	21,500	32,978
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	12,000	11,642
TOTAL INDONESIA		227,695
Ireland - 0.2%
Dragon Oil plc (a)	1,000	8,939
Israel - 1.2%
Israel Chemicals Ltd.	3,700	51,777
Ormat Industries Ltd.	600	7,454
TOTAL ISRAEL		59,231
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (c)	300	4,950
unit	700	11,550
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	600	15,030
TOTAL KAZAKHSTAN		31,530
Korea (South) - 11.5%
CJ CheilJedang Corp. (a)	31	6,886
Daelim Industrial Co.	40	5,109
Doosan Co. Ltd. (a)	150	28,928
GS Engineering & Construction Corp.	180	26,353
Hanjin Heavy Industries & Consolidated Co. Ltd. (a)	258	16,281
Hyundai Engineering & Construction Co. Ltd.	263	22,837
Hyundai Heavy Industries Co. Ltd.	80	29,927
Hyundai Steel Co.	190	13,295
Kookmin Bank	352	19,690
Kyeryong Construction Industrial Co. Ltd.	330	11,279
LG Chemical Ltd.	160	11,955
LG Display Co. Ltd. sponsored ADR	200	4,466
LG Electronics, Inc.	190	24,364
LG Household & Health Care Ltd.	100	17,215
MegaStudy Co. Ltd.	102	33,986
NHN Corp. (a)	113	26,367
POSCO	100	48,061
Samsung Electronics Co. Ltd.	200	125,808
Samsung Fire & Marine Insurance Co. Ltd.	110	22,713
Shinhan Financial Group Co. Ltd.	1,000	52,785
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Chemicals Co. Ltd.	83	$ 5,179
SK Energy Co. Ltd.	160	16,478
Taewoong Co. Ltd.	131	10,291
Woori Investment & Securities Co. Ltd.	460	9,754
TOTAL KOREA (SOUTH)		590,007
Lebanon - 0.1%
Solidere GDR	300	6,630
Luxembourg - 0.7%
Evraz Group SA GDR	400	34,520
Malaysia - 1.7%
DiGi.com Bhd	1,300	9,917
Gamuda Bhd	10,400	10,730
Genting Bhd	7,900	16,178
IJM Corp. Bhd	2,700	5,149
KNM Group Bhd	8,400	13,919
Parkson Holdings Bhd (a)	2,700	5,276
Public Bank Bhd	5,700	18,712
UEM World Bhd	5,100	5,166
TOTAL MALAYSIA		85,047
Mauritius - 0.1%
Golden Agri-Resources Ltd.	9,000	6,506
Mexico - 4.6%
Alsea SAB de CV	4,200	5,146
America Movil SAB de CV Series L sponsored ADR	2,000	127,380
Banco Compartamos SA de CV	1,700	7,491
Desarrolladora Homex Sab de CV sponsored ADR (a)	200	11,610
Grupo Aeroportuario Norte Sab de CV ADR	500	11,150
Grupo Financiero Banorte SA de CV Series O	3,000	13,005
Grupo Mexico SA de CV Series B	4,537	30,121
Megacable Holdings SAB de CV unit	2,700	7,232
Urbi, Desarrollos Urbanos, SA de CV (a)	6,200	20,342
TOTAL MEXICO		233,477
Netherlands - 0.1%
X5 Retail Group NV unit (a)	200	5,900
Nigeria - 0.1%
Guaranty Trust Bank PLC sponsored GDR (c)	400	6,400
Oman - 0.5%
BankMuscat SAOG sponsored:
GDR (c)	400	8,352
GDR	800	16,704
TOTAL OMAN		25,056
Pakistan - 0.1%
MCB Bank Ltd. unit (c)	400	5,302

	Shares	Value
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	45	$ 3,083
Philippines - 1.0%
Ayala Corp.	1,000	9,504
International Container Terminal Services, Inc.	6,000	4,548
Megaworld Corp.	118,000	6,985
PNOC Energy Development Corp.	54,000	7,666
Robinsons Land Corp.	14,000	3,453
Security Bank Corp.	3,000	4,800
SM Investments Corp.	1,280	8,624
Vista Land & Lifescapes, Inc.	47,000	3,393
TOTAL PHILIPPINES		48,973
Poland - 0.5%
BRE Bank SA (a)	70	11,378
Globe Trade Centre SA (a)	700	11,787
TOTAL POLAND		23,165
Russia - 13.3%
Bank St. Petersburg OJSC (a)	1,200	5,880
JSC MMC 'Norilsk Nickel' sponsored ADR	2,200	62,480
LSR Group OJSC (a)	100	7,200
Lukoil Oil Co. sponsored ADR	1,100	94,380
Mechel Steel Group OAO sponsored ADR	300	34,137
Mobile TeleSystems OJSC sponsored ADR	600	45,510
Novorossiysk Commercial Sea Port JSC ADR (a)(c)	300	4,500
OAO Gazprom sponsored ADR	4,500	229,507
OAO Raspadskaya (a)	1,200	7,920
OAO TatNeft unit	300	39,000
OAO TMK	1,500	11,775
OJSC Rosneft unit	2,100	18,921
Rosinter Restaurants Holding	63	3,591
Sberbank (Savings Bank of the Russian Federation)	5,600	17,528
Sberbank (Savings Bank of the Russian Federation) GDR	100	34,254
Uralkali JSC (a)	2,100	17,640
Uralkali JSC unit (a)	100	4,100
Vimpel Communications sponsored ADR	1,400	41,846
TOTAL RUSSIA		680,169
Singapore - 0.7%
Keppel Corp. Ltd.	1,000	7,193
Olam International Ltd.	4,000	6,248
Straits Asia Resources Ltd.	10,000	23,612
TOTAL SINGAPORE		37,053
South Africa - 6.0%
African Bank Investments Ltd.	4,700	15,444
Common Stocks - continued
	Shares	Value
South Africa - continued
African Rainbow Minerals Ltd.	660	$ 18,311
Aspen Pharmacare Holdings Ltd.	1,300	5,113
Bidvest Group Ltd.	1,000	13,810
Blue Label Telecoms Ltd.	4,200	4,014
Exxaro Resources Ltd.	1,400	19,049
FirstRand Ltd.	12,100	23,871
Illovo Sugar Ltd.	1,500	5,482
Impala Platinum Holdings Ltd.	1,900	73,328
Kumba Iron Ore Ltd.	600	22,897
Mr. Price Group Ltd.	2,900	6,508
MTN Group Ltd.	3,300	50,049
Murray & Roberts Holdings Ltd.	2,800	32,971
Northam Platinum Ltd.	600	5,261
Raubex Group Ltd.	2,500	11,097
TOTAL SOUTH AFRICA		307,205
Taiwan - 6.6%
Asia Cement Corp.	8,000	14,296
AU Optronics Corp.	13,000	22,546
AU Optronics Corp. sponsored ADR	700	12,033
China Steel Corp.	21,000	33,172
Everlight Electronics Co. Ltd.	2,000	6,779
Formosa Chemicals & Fibre Corp.	3,000	7,780
Formosa Plastics Corp.	4,000	12,097
Foxconn Technology Co. Ltd.	3,000	17,771
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,000	85,892
Innolux Display Corp.	11,000	28,924
MediaTek, Inc.	3,000	39,491
Siliconware Precision Industries Co. Ltd.	12,000	20,140
Taiwan Cement Corp.	18,000	34,890
TOTAL TAIWAN		335,811
Thailand - 1.6%
Italian-Thai Development PCL (a)	9,900	2,493
Mermaid Maritime PLC	5,000	3,179
Minor International PCL (For. Reg.)	24,800	13,361
PTT PCL (For. Reg.)	3,700	37,271
Siam Commercial Bank PCL (For. Reg.)	7,000	20,194
Total Access Communication PCL	3,400	4,182
TOTAL THAILAND		80,680
Turkey - 2.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	2,000	17,238
Asya Katilim Bankasi AS (a)	3,000	19,224
Enka Insaat ve Sanayi AS	2,000	23,983
Tofas Turk Otomobil Fabrikasi AS	3,000	9,488

	Shares	Value
Tupras-Turkiye Petrol Rafinerileri AS	1,000	$ 21,922
Turkiye Garanti Bankasi AS	5,000	22,671
TOTAL TURKEY		114,526
United Arab Emirates - 0.1%
DP World Ltd.	7,027	6,676
United Kingdom - 0.6%
Aricom PLC (a)	4,300	6,271
Imperial Energy PLC (a)	200	5,187
Sibir Energy PLC	2,000	21,787
TOTAL UNITED KINGDOM		33,245
United States of America - 0.8%
BMB Munai, Inc. (a)	462	2,513
Central European Distribution Corp. (a)	100	5,819
CTC Media, Inc. (a)	600	16,650
Freeport-McMoRan Copper & Gold, Inc. Class B	100	9,622
Pricesmart, Inc.	200	5,542
TOTAL UNITED STATES OF AMERICA		40,146
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	4,000	3,109
TOTAL COMMON STOCKS (Cost $4,888,486)		5,030,444
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	10	4,503
South Africa - 0.0%
Allied Electronics Corp. Ltd.	600	2,774
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,424)		7,277
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.69% (b) (Cost $33,163)	33,163	33,163
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $34,000)	$ 34,001	34,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,963,073)	5,104,884
NET OTHER ASSETS - 0.3%	15,317
NET ASSETS - 100%	$ 5,120,201
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,504 or 0.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 23,270
Barclays Capital, Inc.	79
Lehman Brothers, Inc.	10,651
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,658
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,104,884	$ 4,437,794	$ 667,090	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,963,255. Net unrealized appreciation aggregated $141,629, of which $407,404 related to appreciated investment securities and $265,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

March 31, 2008

1.814635.103

VNR-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	86,801	$ 3,169,973
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	208,055
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	11,100	435,564
Jacobs Engineering Group, Inc. (a)	44,200	3,252,678
		3,688,242
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	12,600	1,024,002
ELECTRICAL EQUIPMENT - 4.5%
Electrical Components & Equipment - 2.7%
Evergreen Solar, Inc. (a)	8,600	79,722
First Solar, Inc. (a)	3,100	716,534
JA Solar Holdings Co. Ltd. ADR	274,600	5,107,560
Q-Cells AG (a)	20,600	2,044,154
Renewable Energy Corp. AS (a)	70,800	1,974,081
Sunpower Corp. Class A (a)(d)	75,640	5,635,936
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	50,500	2,048,280
		17,606,267
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	139,355	918,357
Vestas Wind Systems AS (a)	94,983	10,375,272
		11,293,629
TOTAL ELECTRICAL EQUIPMENT		28,899,896
ENERGY EQUIPMENT & SERVICES - 29.3%
Oil & Gas Drilling - 11.6%
Atwood Oceanics, Inc. (a)	56,700	5,200,524
Diamond Offshore Drilling, Inc.	65,100	7,577,640
Helmerich & Payne, Inc.	15,000	703,050
Hercules Offshore, Inc. (a)	53,006	1,331,511
Nabors Industries Ltd. (a)	686,349	23,178,006
Noble Corp.	194,860	9,678,696
Patterson-UTI Energy, Inc.	90,239	2,362,457
Pride International, Inc. (a)	135,100	4,721,745
Transocean, Inc. (a)	151,947	20,543,234
		75,296,863
Oil & Gas Equipment & Services - 17.7%
Baker Hughes, Inc.	80	5,480
BJ Services Co.	73,100	2,084,081
Compagnie Generale de Geophysique SA (a)	17,200	4,281,315
Expro International Group PLC	57,418	1,333,001

	Shares	Value
Exterran Holdings, Inc. (a)	43,195	$ 2,787,805
FMC Technologies, Inc. (a)	82,420	4,688,874
Fugro NV (Certificaten Van Aandelen) unit	61,700	4,791,087
Halliburton Co.	83,300	3,276,189
NATCO Group, Inc. Class A (a)	1,100	51,425
National Oilwell Varco, Inc. (a)	611,178	35,680,572
Oceaneering International, Inc. (a)	25,116	1,582,308
Oil States International, Inc. (a)	29,400	1,317,414
Petroleum Geo-Services ASA	169,100	4,183,671
Schlumberger Ltd. (NY Shares)	318,920	27,746,040
Smith International, Inc.	74,980	4,815,965
Superior Energy Services, Inc. (a)	104,500	4,140,290
Tidewater, Inc.	11,300	622,743
Tsc Offshore Group Ltd. (a)	866,000	254,811
W-H Energy Services, Inc. (a)	24,000	1,652,400
Weatherford International Ltd. (a)	131,505	9,530,167
		114,825,638
TOTAL ENERGY EQUIPMENT & SERVICES		190,122,501
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	30,400	1,719,424
Zhongyu Gas Holdings Ltd. (a)	3,944,000	400,339
		2,119,763
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	26,800	446,756
Constellation Energy Group, Inc.	6,900	609,063
NRG Energy, Inc. (a)	38,200	1,489,418
		2,545,237
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	26,100	1,430,802
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	21,800	876,142
OIL, GAS & CONSUMABLE FUELS - 62.7%
Coal & Consumable Fuels - 7.6%
Arch Coal, Inc.	146,650	6,379,275
CONSOL Energy, Inc.	198,741	13,750,890
Foundation Coal Holdings, Inc.	76,800	3,865,344
International Coal Group, Inc. (a)	20,500	130,175
Massey Energy Co.	53,600	1,956,400
Natural Resource Partners LP	2,700	76,545
Peabody Energy Corp.	430,580	21,959,580
PT Bumi Resources Tbk	1,669,500	1,122,048
		49,240,257
Integrated Oil & Gas - 15.1%
Chevron Corp.	80	6,829
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
ConocoPhillips	227,875	$ 17,366,354
Exxon Mobil Corp.	486,011	41,106,809
Hess Corp.	111,700	9,849,706
Marathon Oil Corp.	176,900	8,066,640
Occidental Petroleum Corp.	150,700	11,026,719
Petroleo Brasileiro SA - Petrobras sponsored ADR	88,800	9,067,368
Suncor Energy, Inc.	18,000	1,739,509
		98,229,934
Oil & Gas Exploration & Production - 27.6%
American Oil & Gas, Inc. NV (a)	50,739	165,917
Apache Corp.	27,500	3,322,550
Cabot Oil & Gas Corp.	511,418	26,000,491
Canadian Natural Resources Ltd.	28,200	1,930,269
Chesapeake Energy Corp. (d)	276,500	12,760,475
Concho Resources, Inc.	84,944	2,177,964
Continental Resources, Inc.	11,655	371,678
EOG Resources, Inc.	133,600	16,032,000
EXCO Resources, Inc. (a)	46,800	865,800
Goodrich Petroleum Corp. (a)	17,600	529,408
Kodiak Oil & Gas Corp. (a)	101,700	169,839
Newfield Exploration Co. (a)	13,900	734,615
Noble Energy, Inc.	50,700	3,690,960
OPTI Canada, Inc. (a)	94,500	1,592,490
Petrohawk Energy Corp. (a)	487,360	9,830,051
Plains Exploration & Production Co. (a)	161,765	8,596,192
Quicksilver Resources, Inc. (a)	363,168	13,266,527
Range Resources Corp.	534,100	33,888,645
Southwestern Energy Co. (a)	320,600	10,801,014
Ultra Petroleum Corp. (a)	260,500	20,188,750
Vanguard Natural Resources LLC	3,400	54,910
XTO Energy, Inc.	200,250	12,387,465
		179,358,010
Oil & Gas Refining & Marketing - 10.1%
Frontier Oil Corp.	184,300	5,024,018
Holly Corp.	96,700	4,197,747
Petroplus Holdings AG (a)	17,752	1,092,128

	Shares	Value
Sunoco, Inc.	191,869	$ 10,067,366
Tesoro Corp.	280,232	8,406,960
Valero Energy Corp.	736,424	36,165,783
Western Refining, Inc.	56,206	757,095
		65,711,097
Oil & Gas Storage & Transport - 2.3%
Copano Energy LLC	19,300	659,867
El Paso Pipeline Partners LP	46,700	1,058,222
Energy Transfer Equity LP	46,400	1,449,536
Williams Companies, Inc.	350,850	11,571,033
		14,738,658
TOTAL OIL, GAS & CONSUMABLE FUELS		407,277,956
TOTAL COMMON STOCKS (Cost $479,885,742)		641,362,569
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 2.69% (b)	3,359,630	3,359,630
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	10,921,250	10,921,250
TOTAL MONEY MARKET FUNDS (Cost $14,280,880)		14,280,880
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $494,166,622)	655,643,449
NET OTHER ASSETS - (1.0)%	(6,254,740)
NET ASSETS - 100%	$ 649,388,709
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,398
Fidelity Securities Lending Cash Central Fund	17,964
Total	$ 71,362
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 655,643,449	$ 655,643,449	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $495,961,604. Net unrealized appreciation aggregated $159,681,845, of which $184,276,742 related to appreciated investment securities and $24,594,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2008

1.814647.103

VFS-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
CAPITAL MARKETS - 16.4%
Asset Management & Custody Banks - 9.7%
Bank of New York Mellon Corp.	19,800	$ 826,254
EFG International	6,870	235,191
Fortress Investment Group LLC (d)	6,300	77,364
Franklin Resources, Inc.	4,900	475,251
GLG Partners, Inc. (d)	7,800	92,586
Janus Capital Group, Inc.	7,500	174,525
Julius Baer Holding AG	2,593	191,117
KKR Private Equity Investors, LP	3,500	43,225
KKR Private Equity Investors, LP Restricted Depositary Units (e)	4,300	53,105
Legg Mason, Inc.	1,400	78,372
State Street Corp.	9,367	739,993
T. Rowe Price Group, Inc.	4,000	200,000
The Blackstone Group LP	6,300	100,044
		3,287,027
Investment Banking & Brokerage - 6.7%
Charles Schwab Corp.	19,400	365,302
Goldman Sachs Group, Inc.	2,800	463,092
Lazard Ltd. Class A	3,000	114,600
Lehman Brothers Holdings, Inc.	19,700	741,508
Merrill Lynch & Co., Inc.	3,500	142,590
Morgan Stanley	10,010	457,457
		2,284,549
TOTAL CAPITAL MARKETS		5,571,576
COMMERCIAL BANKS - 11.7%
Diversified Banks - 8.1%
ICICI Bank Ltd. sponsored ADR	1,500	57,285
U.S. Bancorp, Delaware	20,900	676,324
Wachovia Corp.	16,497	445,419
Wells Fargo & Co.	54,400	1,583,040
		2,762,068
Regional Banks - 3.6%
Associated Banc-Corp.	11,700	311,571
Cathay General Bancorp	21	435
Colonial Bancgroup, Inc. (d)	7,141	68,768
KeyCorp	5,000	109,750
PNC Financial Services Group, Inc.	10,800	708,156
Wintrust Financial Corp.	400	13,980
		1,212,660
TOTAL COMMERCIAL BANKS		3,974,728
CONSUMER FINANCE - 4.0%
Consumer Finance - 4.0%
American Express Co.	10,340	452,065
Capital One Financial Corp. (d)	10,100	497,122

	Shares	Value
Discover Financial Services	15,955	$ 261,183
Dollar Financial Corp. (a)	6,010	138,230
		1,348,600
DIVERSIFIED FINANCIAL SERVICES - 17.3%
Other Diversifed Financial Services - 14.4%
Bank of America Corp.	41,349	1,567,541
Citigroup, Inc.	71,530	1,532,173
JPMorgan Chase & Co.	41,638	1,788,352
		4,888,066
Specialized Finance - 2.9%
CME Group, Inc.	987	463,002
Deutsche Boerse AG	2,300	370,449
JSE Ltd.	4,300	34,463
MarketAxess Holdings, Inc. (a)	12,300	122,262
		990,176
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,878,242
INSURANCE - 27.2%
Insurance Brokers - 0.6%
National Financial Partners Corp. (d)	5,700	128,079
Willis Group Holdings Ltd.	2,600	87,386
		215,465
Life & Health Insurance - 6.8%
AFLAC, Inc.	7,900	513,105
MetLife, Inc.	12,010	723,723
Principal Financial Group, Inc.	8,100	451,332
Prudential Financial, Inc.	7,800	610,350
		2,298,510
Multi-Line Insurance - 8.0%
American International Group, Inc.	47,110	2,037,506
Assurant, Inc.	3,400	206,924
Hartford Financial Services Group, Inc.	6,360	481,897
		2,726,327
Property & Casualty Insurance - 7.0%
ACE Ltd.	18,150	999,339
AMBAC Financial Group, Inc.	1,700	9,775
Argo Group International Holdings, Ltd. (a)	4,944	175,611
Axis Capital Holdings Ltd.	3,000	101,940
Berkshire Hathaway, Inc. Class A (a)	2	266,800
LandAmerica Financial Group, Inc. (d)	2,000	78,940
MBIA, Inc.	4,760	58,167
The First American Corp.	3,800	128,972
The Travelers Companies, Inc.	4,600	220,110
United America Indemnity Ltd. Class A (a)	9,300	179,118
XL Capital Ltd. Class A	5,300	156,615
		2,375,387
Reinsurance - 4.8%
Everest Re Group Ltd.	8,000	716,240
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
IPC Holdings Ltd.	4,700	$ 131,600
Max Capital Group Ltd.	8,299	217,351
Montpelier Re Holdings Ltd.	2,500	40,125
Platinum Underwriters Holdings Ltd.	8,700	282,402
RenaissanceRe Holdings Ltd.	4,300	223,213
		1,610,931
TOTAL INSURANCE		9,226,620
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc.	1,400	87,304
REAL ESTATE INVESTMENT TRUSTS - 6.7%
Mortgage REITs - 1.6%
Annaly Capital Management, Inc.	28,100	430,492
Chimera Investment Corp. (d)	8,700	107,010
		537,502
Residential REITs - 1.4%
Equity Lifestyle Properties, Inc.	5,500	271,535
UDR, Inc.	8,600	210,872
		482,407
Retail REITs - 3.7%
CBL & Associates Properties, Inc.	3,000	70,590
Developers Diversified Realty Corp.	9,900	414,612
General Growth Properties, Inc.	14,000	534,380
Simon Property Group, Inc.	2,700	250,857
		1,270,439
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,290,348
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co. Ltd.	17,000	416,629
THRIFTS & MORTGAGE FINANCE - 4.7%
Thrifts & Mortgage Finance - 4.7%
Countrywide Financial Corp.	19,986	109,923

	Shares	Value
Fannie Mae	16,250	$ 427,700
FirstFed Financial Corp. (a)(d)	2,100	57,015
Freddie Mac (d)	17,700	448,164
Hudson City Bancorp, Inc.	20,579	363,837
IndyMac Bancorp, Inc. (d)	4,600	22,816
Radian Group, Inc.	5,800	38,106
Washington Mutual, Inc. (d)	11,100	114,330
		1,581,891
TOTAL COMMON STOCKS (Cost $32,157,361)		30,375,938
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 2.69% (b)	3,394,765	3,394,765
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,589,610	1,589,610
TOTAL MONEY MARKET FUNDS (Cost $4,984,375)		4,984,375
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $37,141,736)	35,360,313
NET OTHER ASSETS - (4.1)%	(1,406,483)
NET ASSETS - 100%	$ 33,953,830
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,105 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,599
Fidelity Securities Lending Cash Central Fund	1,924
Total	$ 24,523
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,360,313	$ 34,847,354	$ 512,959	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $37,416,378. Net unrealized depreciation aggregated $2,056,065, of which $3,998,670 related to appreciated investment securities and $6,054,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2008

1.799868.104

VIPGR-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Distributors - 0.2%
Li & Fung Ltd.	12,000	$ 44,483
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,000	64,860
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	9,300	518,661
Household Durables - 0.6%
Pulte Homes, Inc.	10,800	157,140
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)	1,000	54,150
Media - 0.0%
The DIRECTV Group, Inc. (a)	100	2,479
Multiline Retail - 2.2%
JCPenney Co., Inc.	2,200	82,962
Nordstrom, Inc.	3,500	114,100
Target Corp. (d)	7,200	364,896
		561,958
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	1,900	138,966
AnnTaylor Stores Corp. (a)	2,300	55,614
Home Depot, Inc.	7,700	215,369
Lowe's Companies, Inc.	2,100	48,174
Ross Stores, Inc.	2,400	71,904
Staples, Inc.	7,600	168,036
The Men's Wearhouse, Inc.	300	6,981
TJX Companies, Inc.	3,900	128,973
		834,017
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	11,200	150,304
Polo Ralph Lauren Corp. Class A	4,700	273,963
Titan Industries Ltd.	1,883	49,721
		473,988
TOTAL CONSUMER DISCRETIONARY		2,711,736
CONSUMER STAPLES - 7.8%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	7,300	383,761
PepsiCo, Inc.	3,900	281,580
United Spirits Ltd.	1,213	45,511
		710,852
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	3,300	214,401
CVS Caremark Corp.	3,400	137,734
		352,135
Food Products - 1.0%
Nestle SA sponsored ADR	1,700	212,361
Smart Balance, Inc. (a)	6,200	48,980
		261,341

	Shares	Value
Household Products - 1.5%
Procter & Gamble Co.	5,400	$ 378,378
Personal Products - 1.3%
Avon Products, Inc.	6,300	249,102
Dabur India Ltd.	15,461	42,795
Marico Ltd.	32,507	55,058
		346,955
TOTAL CONSUMER STAPLES		2,049,661
ENERGY - 7.4%
Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc. (a)	3,846	224,529
Schlumberger Ltd. (NY Shares)	3,390	294,930
		519,459
Oil, Gas & Consumable Fuels - 5.4%
CONSOL Energy, Inc.	4,710	325,885
EOG Resources, Inc.	2,200	264,000
Exxon Mobil Corp.	2,590	219,062
Nova Biosource Fuels, Inc. (a)(d)	58,800	88,788
Peabody Energy Corp.	3,700	188,700
Suncor Energy, Inc.	900	86,975
Ultra Petroleum Corp. (a)	1,300	100,750
Valero Energy Corp.	3,000	147,330
		1,421,490
TOTAL ENERGY		1,940,949
FINANCIALS - 6.0%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	700	115,773
Greenhill & Co., Inc.	1,800	125,208
Janus Capital Group, Inc.	6,100	141,947
Lehman Brothers Holdings, Inc.	6,600	248,424
Morgan Stanley	900	41,130
		672,482
Consumer Finance - 1.0%
American Express Co.	2,600	113,672
Capital One Financial Corp.	3,200	157,504
		271,176
Diversified Financial Services - 1.3%
Bolsa de Mercadorias & Futuros - BM&F SA	4,900	44,147
Bovespa Holding SA	4,800	64,965
CIT Group, Inc.	3,100	36,735
CME Group, Inc.	400	187,640
		333,487
Insurance - 0.3%
American International Group, Inc.	1,200	51,900
Stewart Information Services Corp.	900	25,191
		77,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
General Growth Properties, Inc.	3,600	$ 137,412
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	500	13,160
Freddie Mac	1,700	43,044
Hudson City Bancorp, Inc.	1,000	17,680
		73,884
TOTAL FINANCIALS		1,565,532
HEALTH CARE - 16.2%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	1,100	65,230
Alkermes, Inc. (a)	600	7,128
Alnylam Pharmaceuticals, Inc. (a)	2,600	63,440
Amgen, Inc. (a)	1,450	60,581
Amylin Pharmaceuticals, Inc. (a)	5,000	146,050
Celgene Corp. (a)	3,100	189,999
Cougar Biotechnology, Inc. (a)	1,400	29,400
CSL Ltd.	6,079	205,091
Genentech, Inc. (a)	2,200	178,596
Gilead Sciences, Inc. (a)	4,600	237,038
Vertex Pharmaceuticals, Inc. (a)	400	9,556
		1,192,109
Health Care Equipment & Supplies - 6.6%
C.R. Bard, Inc.	1,800	173,520
Covidien Ltd.	9,000	398,250
Inverness Medical Innovations, Inc. (a)	25,425	765,293
St. Jude Medical, Inc. (a)	2,900	125,251
Stryker Corp.	3,200	208,160
Zoll Medical Corp. (a)	2,400	63,816
		1,734,290
Health Care Providers & Services - 0.9%
athenahealth, Inc.	100	2,367
Express Scripts, Inc. (a)	3,700	237,984
		240,351
Health Care Technology - 0.9%
Cerner Corp. (a)(d)	3,088	115,121
Eclipsys Corp. (a)	6,300	123,543
		238,664
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	1,800	136,620
QIAGEN NV (a)	12,700	264,160
		400,780

	Shares	Value
Pharmaceuticals - 1.7%
Allergan, Inc.	3,700	$ 208,643
Merck & Co., Inc.	6,000	227,700
		436,343
TOTAL HEALTH CARE		4,242,537
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.1%
General Dynamics Corp.	2,600	216,762
Honeywell International, Inc.	2,500	141,050
Raytheon Co.	3,600	232,596
The Boeing Co.	2,800	208,236
		798,644
Air Freight & Logistics - 0.9%
FedEx Corp.	800	74,136
United Parcel Service, Inc. Class B	2,200	160,644
		234,780
Airlines - 0.3%
Northwest Airlines Corp. (a)	5,500	49,445
UAL Corp.	1,500	32,295
		81,740
Commercial Services & Supplies - 0.7%
Fuel Tech, Inc. (a)	6,625	135,813
Manpower, Inc.	650	36,569
		172,382
Construction & Engineering - 0.3%
Larsen & Toubro Ltd.	982	74,477
Electrical Equipment - 5.1%
ABB Ltd. sponsored ADR	5,000	134,600
Alstom SA	600	130,064
American Superconductor Corp. (a)(d)	16,100	373,359
Bharat Heavy Electricals Ltd.	1,277	65,759
Crompton Greaves Ltd.	5,200	35,782
First Solar, Inc. (a)	200	46,228
FuelCell Energy, Inc. (a)(d)	7,500	49,875
Q-Cells AG (a)(d)	2,350	233,192
Renewable Energy Corp. AS (a)	7,950	221,666
Satcon Technology Corp. (a)	30,400	54,112
		1,344,637
Machinery - 0.7%
Hansen Transmission International NV	15,400	59,893
Ingersoll-Rand Co. Ltd. Class A	3,000	133,740
		193,633
Road & Rail - 0.1%
Landstar System, Inc.	700	36,512
TOTAL INDUSTRIALS		2,936,805
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 7.8%
Cisco Systems, Inc. (a)	44,300	1,067,187
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc.	1,250	$ 30,050
Infinera Corp.	3,000	36,000
Juniper Networks, Inc. (a)	12,100	302,500
Nokia Corp. sponsored ADR	10,900	346,947
Research In Motion Ltd. (a)	2,405	269,913
		2,052,597
Computers & Peripherals - 4.6%
Apple, Inc. (a)	1,700	243,950
Hewlett-Packard Co.	20,950	956,577
		1,200,527
Internet Software & Services - 5.0%
Alibaba.com Ltd.	3,000	6,214
Equinix, Inc. (a)	5,600	372,344
Google, Inc. Class A (sub. vtg.) (a)	1,120	493,326
Omniture, Inc. (a)	5,035	116,862
ValueClick, Inc. (a)	7,500	129,375
Yahoo!, Inc. (a)	6,500	188,045
		1,306,166
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	13,960	402,467
Convergys Corp. (a)	200	3,012
MPS Group, Inc. (a)	1,200	14,184
Visa, Inc.	1,100	68,596
		488,259
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	21,200	413,612
ASML Holding NV (NY Shares)	2,800	69,468
Intel Corp.	8,900	188,502
Xilinx, Inc.	100	2,375
		673,957
Software - 7.1%
Adobe Systems, Inc. (a)(d)	5,800	206,422
BladeLogic, Inc.	500	14,025
Gameloft (a)	1,900	8,218
GSE Systems, Inc. (a)	7,700	62,678
McAfee, Inc. (a)	3,200	105,888
Microsoft Corp.	19,200	544,896
Nintendo Co. Ltd.	500	261,589
Nuance Communications, Inc. (a)	200	3,482
Oracle Corp. (a)	19,550	382,398
Quest Software, Inc. (a)	6,700	87,569
Salesforce.com, Inc. (a)	900	52,083
Unica Corp. (a)	400	2,720
VMware, Inc. Class A	2,625	112,403
		1,844,371
TOTAL INFORMATION TECHNOLOGY		7,565,877

	Shares	Value
MATERIALS - 8.0%
Chemicals - 6.8%
Calgon Carbon Corp. (a)(d)	7,200	$ 108,360
Monsanto Co.	10,180	1,135,067
Potash Corp. of Saskatchewan, Inc.	1,900	294,899
The Mosaic Co. (a)	2,300	235,980
		1,774,306
Metals & Mining - 1.2%
Barrick Gold Corp.	600	26,230
Gold Fields Ltd. sponsored ADR	800	11,064
Goldcorp, Inc.	1,500	58,285
Kinross Gold Corp.	3,700	82,535
Lihir Gold Ltd. (a)	4,600	15,095
Newmont Mining Corp.	1,200	54,360
Yamana Gold, Inc.	5,300	77,750
		325,319
TOTAL MATERIALS		2,099,625
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV Series L sponsored ADR	4,200	267,498
American Tower Corp. Class A (a)	4,900	192,129
		459,627
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	16,400	273,388
TOTAL COMMON STOCKS (Cost $26,316,566)		25,845,737
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 2.69% (b)	367,818	367,818
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,166,011	1,166,011
TOTAL MONEY MARKET FUNDS (Cost $1,533,829)		1,533,829
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $27,850,395)	27,379,566
NET OTHER ASSETS - (4.8)%	(1,249,021)
NET ASSETS - 100%	$ 26,130,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,362
Fidelity Securities Lending Cash Central Fund	6,666
Total	$ 13,028
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,379,566	$ 27,167,205	$ 212,361	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $27,954,174. Net unrealized depreciation aggregated $574,608, of which $2,395,927 related to appreciated investment securities and $2,970,535 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2008

1.814639.103

VHC-QTLY-1107

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 14.8%
Biotechnology - 14.8%
Acorda Therapeutics, Inc. (a)	2,500	$ 44,875
Alexion Pharmaceuticals, Inc. (a)(d)	2,300	136,390
Alnylam Pharmaceuticals, Inc. (a)(d)	16,400	400,160
Amgen, Inc. (a)	22,225	928,561
Amylin Pharmaceuticals, Inc. (a)	2,900	84,709
Biogen Idec, Inc. (a)	18,097	1,116,404
BioMarin Pharmaceutical, Inc. (a)	19,600	693,252
Celgene Corp. (a)	83	5,087
Cephalon, Inc. (a)	2,500	161,000
Cepheid, Inc. (a)	3,200	78,048
Cougar Biotechnology, Inc. (a)	1,506	31,626
CSL Ltd.	22,586	761,997
CytRx Corp. (a)	19,500	22,425
deCODE genetics, Inc. (a)(d)	31,704	48,507
Genentech, Inc. (a)	20,814	1,689,681
Genmab AS (a)	600	30,484
Genzyme Corp. (a)	15,100	1,125,554
Gilead Sciences, Inc. (a)	27,300	1,406,769
GTx, Inc. (a)(d)	19,300	310,344
Idera Pharmaceuticals, Inc. (a)(d)	1,100	11,011
ImClone Systems, Inc. (a)	6,500	275,730
Indevus Pharmaceuticals, Inc. (a)	6,900	32,913
Isis Pharmaceuticals, Inc. (a)	4,314	60,871
MannKind Corp. (a)	3,610	21,552
Millennium Pharmaceuticals, Inc. (a)	13,700	211,802
Molecular Insight Pharmaceuticals, Inc.	10,200	68,952
Myriad Genetics, Inc. (a)	1,900	76,551
ONYX Pharmaceuticals, Inc. (a)	4,300	124,829
Orchid Cellmark, Inc. (a)	5,483	15,627
RXi Pharmaceuticals Corp. (a)	972	9,234
Theravance, Inc. (a)(d)	4,100	43,173
Vertex Pharmaceuticals, Inc. (a)	8,800	210,232
Zymogenetics, Inc. (a)	2,100	20,580
		10,258,930
CHEMICALS - 0.8%
Diversified Chemicals - 0.5%
Bayer AG sponsored ADR	4,091	327,811
Fertilizers & Agricultural Chemicals - 0.3%
Agrium, Inc.	1,200	74,530
Monsanto Co.	700	78,050
The Mosaic Co. (a)	900	92,340
		244,920
TOTAL CHEMICALS		572,731
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Carriage Services, Inc. Class A (a)	32,400	253,044

	Shares	Value
Service Corp. International	7,000	$ 70,980
Stewart Enterprises, Inc. Class A	15,500	99,510
		423,534
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Mettler-Toledo International, Inc. (a)	5,300	514,736
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
A&D Pharma Holdings NV (Reg. S) unit	1,600	17,680
China Nepstar Chain Drugstore Ltd. ADR	2,100	28,560
CVS Caremark Corp.	10,942	443,260
		489,500
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Bunge Ltd.	2,700	234,576
HEALTH CARE EQUIPMENT & SUPPLIES - 23.4%
Health Care Equipment - 18.9%
American Medical Systems Holdings, Inc. (a)(d)	21,300	302,247
Baxter International, Inc.	35,420	2,047,984
Beckman Coulter, Inc.	1,500	96,825
Becton, Dickinson & Co.	13,887	1,192,199
Boston Scientific Corp. (a)	40,000	514,800
C.R. Bard, Inc.	5,922	570,881
China Medical Technologies, Inc. sponsored ADR (d)	1,800	73,962
Covidien Ltd.	40,201	1,778,894
Electro-Optical Sciences, Inc. (a)	28,520	169,409
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(e)	7,563	22,264
warrants 8/2/12 (a)(e)	1,900	5,697
Gen-Probe, Inc. (a)	2,600	125,320
Golden Meditech Co. Ltd.	752,000	216,436
Hillenbrand Industries, Inc.	2,200	105,160
I-Flow Corp. (a)	9,905	138,967
IDEXX Laboratories, Inc. (a)	3,100	152,706
Integra LifeSciences Holdings Corp. (a)(d)	6,600	286,902
Intuitive Surgical, Inc. (a)	500	162,175
Kinetic Concepts, Inc. (a)	300	13,869
Medtronic, Inc.	31,577	1,527,379
Mentor Corp.	1,300	33,436
Meridian Bioscience, Inc.	2,300	76,889
Mindray Medical International Ltd. sponsored ADR	6,929	200,525
Orthofix International NV (a)	2,600	103,402
Quidel Corp. (a)	2,300	36,938
Smith & Nephew PLC	22,800	300,914
Smith & Nephew PLC sponsored ADR	8,100	534,519
St. Jude Medical, Inc. (a)	23,300	1,006,327
Stryker Corp.	17,500	1,138,375
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Symmetry Medical, Inc. (a)	4,900	$ 81,340
ThermoGenesis Corp. (a)	14,749	24,041
		13,040,782
Health Care Supplies - 4.5%
Alcon, Inc.	6,209	883,230
Haemonetics Corp. (a)	700	41,706
Immucor, Inc. (a)	6,959	148,505
InfuSystems Holdings, Inc. (a)	52,900	130,399
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	9,800	1,838
Inverness Medical Innovations, Inc. (a)	59,948	1,804,435
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	84,000	99,943
		3,110,056
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		16,150,838
HEALTH CARE PROVIDERS & SERVICES - 18.0%
Health Care Distributors & Services - 4.5%
Celesio AG	100	4,950
Henry Schein, Inc. (a)	6,500	373,100
McKesson Corp.	32,000	1,675,840
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	63,100	1,053,584
		3,107,474
Health Care Facilities - 1.5%
Acibadem Saglik Hizmetleri AS	38,888	273,962
Apollo Hospitals Enterprise Ltd.	14,175	180,189
Emeritus Corp. (a)	11,849	247,170
LifePoint Hospitals, Inc. (a)	6,707	184,241
Sun Healthcare Group, Inc. (a)	14,868	195,366
		1,080,928
Health Care Services - 6.1%
athenahealth, Inc.	100	2,367
Diagnosticos da America SA	42,900	853,208
Emergency Medical Services Corp. Class A (a)	100	2,469
Express Scripts, Inc. (a)	20,200	1,299,264
Genoptix, Inc.	2,400	60,024
Health Grades, Inc. (a)	41,466	218,940
Healthways, Inc. (a)	2,887	102,027
HMS Holdings Corp. (a)	2,441	69,691
Laboratory Corp. of America Holdings (a)	1,800	132,624
Medco Health Solutions, Inc. (a)	20,200	884,558
Nighthawk Radiology Holdings, Inc. (a)	52,364	490,127
Omnicare, Inc.	1,969	35,757

	Shares	Value
Rural/Metro Corp. (a)	28,320	$ 65,986
Virtual Radiologic Corp.	500	7,640
		4,224,682
Managed Health Care - 5.9%
Aetna, Inc.	1,700	71,553
Humana, Inc. (a)	8,736	391,897
Medial Saude SA (a)	52,400	492,407
Molina Healthcare, Inc. (a)(d)	2,300	56,166
UnitedHealth Group, Inc.	51,365	1,764,901
Universal American Financial Corp. (a)	43,363	459,648
Wellcare Health Plans, Inc. (a)	2,500	97,375
WellPoint, Inc. (a)	16,600	732,558
		4,066,505
TOTAL HEALTH CARE PROVIDERS & SERVICES		12,479,589
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Cerner Corp. (a)	3,670	136,818
Eclipsys Corp. (a)	23,450	459,855
HLTH Corp. (a)	23,250	221,805
MedAssets, Inc.	2,200	32,604
		851,082
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	11,945	44,238
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)	5,222	123,083
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Perot Systems Corp. Class A (a)	5,100	76,704
LIFE SCIENCES TOOLS & SERVICES - 11.2%
Life Sciences Tools & Services - 11.2%
Affymetrix, Inc. (a)	6,586	114,662
AMAG Pharmaceuticals, Inc.	7,451	301,244
Applera Corp. - Applied Biosystems Group	7,769	255,289
Bruker BioSciences Corp. (a)	15,132	232,881
Charles River Laboratories International, Inc. (a)	2,700	159,138
Covance, Inc. (a)	1,668	138,394
Dishman Pharmaceuticals and Chemicals Ltd.	16,277	117,168
Divi's Laboratories Ltd. (a)	1,653	52,396
Exelixis, Inc. (a)	8,863	61,598
Illumina, Inc. (a)	5,704	432,934
Invitrogen Corp. (a)	4,400	376,068
Lonza Group AG	810	107,413
PAREXEL International Corp. (a)	1,800	46,980
PerkinElmer, Inc.	32,731	793,727
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	4,600	$ 192,740
QIAGEN NV (a)	24,200	503,360
Techne Corp. (a)	1,200	80,832
Thermo Fisher Scientific, Inc. (a)	41,075	2,334,703
Waters Corp. (a)	25,012	1,393,168
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	700	15,652
		7,710,347
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	9,500	333,165
PHARMACEUTICALS - 25.4%
Pharmaceuticals - 25.4%
Abbott Laboratories	56,583	3,120,552
Alembic Ltd.	2,456	3,402
Allergan, Inc. (d)	39,300	2,216,127
Barr Pharmaceuticals, Inc. (a)	1,400	67,634
BioForm Medical, Inc.	1,000	4,600
BioMimetic Therapeutics, Inc. (a)	4,665	37,320
BMP Sunstone Corp. (a)(d)	3,800	29,108
Bristol-Myers Squibb Co.	43,400	924,420
China Shineway Pharmaceutical Group Ltd.	214,000	149,306
Eczacibasi ILAC Sanayi TAS (a)	10,000	27,130
Elan Corp. PLC sponsored ADR (a)	9,300	193,998
Jazz Pharmaceuticals, Inc.	1,775	16,011
Merck & Co., Inc.	97,837	3,712,912
Nexmed, Inc. (a)	55,351	74,170
Novo Nordisk AS Series B sponsored ADR	7,200	498,528
Perrigo Co.	6,900	260,337
Schering-Plough Corp.	73,100	1,053,371
Shire PLC sponsored ADR	14,077	815,903
Simcere Pharmaceutical Group sponsored ADR	3,650	38,179
Sirtris Pharmaceuticals, Inc.	2,739	35,580
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,500	762,135
ULURU, Inc. (a)	2,866	6,449
Wyeth	82,097	3,428,371
XenoPort, Inc. (a)	2,300	93,081
		17,568,624

	Shares	Value
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	4,200	$ 73,122
WATER UTILITIES - 0.6%
Water Utilities - 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	8,700	385,671
TOTAL COMMON STOCKS (Cost $68,199,878)		68,290,470
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 2.69% (b)	464,263	464,263
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	3,121,026	3,121,026
TOTAL MONEY MARKET FUNDS (Cost $3,585,289)		3,585,289
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $71,785,167)	71,875,759
NET OTHER ASSETS - (3.9)%	(2,716,640)
NET ASSETS - 100%	$ 69,159,119
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,961 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 1
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 2
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,418
Fidelity Securities Lending Cash Central Fund	9,979
Total	$ 42,397
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 71,875,759	$ 71,219,073	$ 656,686	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $72,127,402. Net unrealized depreciation aggregated $251,643, of which $7,137,657 related to appreciated investment securities and $7,389,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

March 31, 2008

1.814650.103

VCY-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 17.2%
Aerospace & Defense - 17.2%
Honeywell International, Inc.	58,400	$ 3,294,928
Lockheed Martin Corp.	24,900	2,472,570
Northrop Grumman Corp.	13,100	1,019,311
Raytheon Co.	2,900	187,369
The Boeing Co.	20,500	1,524,585
United Technologies Corp.	53,999	3,716,211
		12,214,974
AIR FREIGHT & LOGISTICS - 5.6%
Air Freight & Logistics - 5.6%
C.H. Robinson Worldwide, Inc.	10,400	565,760
FedEx Corp.	21,000	1,946,070
United Parcel Service, Inc. Class B	20,300	1,482,306
		3,994,136
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	42,900	1,450,020
WABCO Holdings, Inc.	12,241	558,434
		2,008,454
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Fiat SpA	18,200	420,557
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Masco Corp.	50,120	993,880
CHEMICALS - 2.1%
Specialty Chemicals - 2.1%
Albemarle Corp.	17,150	626,318
Nalco Holding Co.	33,000	697,950
W.R. Grace & Co. (a)	8,000	182,560
		1,506,828
COMMERCIAL SERVICES & SUPPLIES - 10.4%
Commercial Printing - 0.6%
R.R. Donnelley & Sons Co.	14,900	451,619
Diversified Commercial & Professional Services - 3.9%
Cintas Corp.	7,800	222,612
Corrections Corp. of America (a)	19,000	522,880
Equifax, Inc.	15,800	544,784
The Brink's Co.	22,325	1,499,794
		2,790,070
Environmental & Facility Services - 4.3%
Allied Waste Industries, Inc. (a)	96,000	1,037,760
Fuel Tech, Inc. (a)(d)	29,128	597,124
Waste Management, Inc.	41,900	1,406,164
		3,041,048
Human Resource & Employment Services - 1.1%
Manpower, Inc.	13,300	748,258

	Shares	Value
Office Services & Supplies - 0.5%
Avery Dennison Corp.	7,300	$ 359,525
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,390,520
CONSTRUCTION & ENGINEERING - 1.9%
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	16,500	647,460
Shaw Group, Inc. (a)	14,900	702,386
		1,349,846
ELECTRICAL EQUIPMENT - 10.1%
Electrical Components & Equipment - 6.8%
AMETEK, Inc.	8,150	357,867
Cooper Industries Ltd. Class A	19,800	794,970
Emerson Electric Co.	22,300	1,147,558
First Solar, Inc. (a)	2,800	647,192
Nexans SA	6,200	731,113
Sunpower Corp. Class A (a)(d)	12,600	938,826
Zumtobel AG	6,600	175,244
		4,792,770
Heavy Electrical Equipment - 3.3%
ABB Ltd. sponsored ADR	17,000	457,640
Alstom SA	2,800	606,965
Suzlon Energy Ltd.	60,924	401,493
Vestas Wind Systems AS (a)	8,300	906,633
		2,372,731
TOTAL ELECTRICAL EQUIPMENT		7,165,501
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	1,900	171,437
INDUSTRIAL CONGLOMERATES - 13.4%
Industrial Conglomerates - 13.4%
General Electric Co.	177,819	6,581,080
Siemens AG sponsored ADR	12,200	1,329,068
Tyco International Ltd.	35,881	1,580,558
		9,490,706
MACHINERY - 22.0%
Construction & Farm Machinery & Heavy Trucks - 7.1%
Bucyrus International, Inc. Class A	3,360	341,544
Caterpillar, Inc.	21,000	1,644,090
Cummins, Inc.	21,800	1,020,676
Navistar International Corp. (a)	7,000	421,050
Oshkosh Co.	21,300	772,764
Terex Corp. (a)	13,300	831,250
		5,031,374
Industrial Machinery - 14.9%
Briggs & Stratton Corp. (d)	10,550	188,845
Danaher Corp.	27,200	2,068,016
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Eaton Corp.	10,118	$ 806,101
Flowserve Corp.	8,800	918,544
Illinois Tool Works, Inc.	27,800	1,340,794
Ingersoll-Rand Co. Ltd. Class A	28,900	1,288,362
ITT Corp.	18,500	958,485
Pall Corp.	14,600	512,022
SPX Corp.	8,002	839,410
Sulzer AG (Reg.)	1,282	1,694,876
		10,615,455
TOTAL MACHINERY		15,646,829
ROAD & RAIL - 9.9%
Railroads - 4.9%
Norfolk Southern Corp.	29,290	1,591,033
Union Pacific Corp. (d)	15,200	1,905,776
		3,496,809
Trucking - 5.0%
Con-way, Inc.	3,200	158,336
J.B. Hunt Transport Services, Inc.	10,600	333,158
Knight Transportation, Inc.	24,200	398,332
Landstar System, Inc.	17,356	905,289
Old Dominion Freight Lines, Inc. (a)	23,066	734,191
Ryder System, Inc.	16,400	998,924
		3,528,230
TOTAL ROAD & RAIL		7,025,039
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	27,148	430,024
TOTAL COMMON STOCKS (Cost $66,519,765)		69,808,731
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $15,608)	$ 540,000	$ 21,600
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	1,192,431	1,192,431
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	3,442,725	3,442,725
TOTAL MONEY MARKET FUNDS (Cost $4,635,156)		4,635,156
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $71,170,529)	74,465,487
NET OTHER ASSETS - (4.8)%	(3,436,183)
NET ASSETS - 100%	$ 71,029,304
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,218
Fidelity Securities Lending Cash Central Fund	19,717
Total	$ 30,935
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 74,465,487	$ 74,443,887	$ 21,600	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $71,564,307. Net unrealized appreciation aggregated $2,901,180, of which $7,192,779 related to appreciated investment securities and $4,291,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2008

1.814640.103

VIPCAP-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 3.8%
Babcock & Brown Ltd.	42,125	$ 566,784
CSL Ltd.	12,411	418,717
Energy Resources of Australia Ltd. (d)	15,722	283,103
QBE Insurance Group Ltd.	26,455	537,064
Woolworths Ltd.	15,042	398,725
TOTAL AUSTRALIA		2,204,393
Austria - 1.8%
Andritz AG	5,800	318,350
Erste Bank AG	10,600	686,896
TOTAL AUSTRIA		1,005,246
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	19,800	292,893
Brazil - 3.9%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	23,000	670,450
MRV Engenharia e Participacoes SA	17,600	312,925
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	8,700	736,803
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,300	501,552
TOTAL BRAZIL		2,221,730
Canada - 6.1%
Absolute Software Corp. (a)	28,000	347,477
Agrium, Inc.	4,800	298,118
Consolidated Thompson Iron Mines Ltd. (a)	42,800	335,613
EnCana Corp.	10,600	807,442
Fording Canadian Coal Trust	6,000	314,085
Inmet Mining Corp.	3,800	277,615
Mercator Minerals Ltd. (a)	27,200	279,525
Potash Corp. of Saskatchewan, Inc.	2,800	434,588
Rothmans, Inc.	16,200	412,338
TOTAL CANADA		3,506,801
Cayman Islands - 2.0%
Chaoda Modern Agriculture (Holdings) Ltd.	460,000	522,485
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	15,100	612,456
TOTAL CAYMAN ISLANDS		1,134,941
Cyprus - 0.7%
Marfin Popular Bank Public Co.	46,700	380,398
Czech Republic - 1.0%
Ceske Energeticke Zavody AS	7,300	557,147
Denmark - 0.6%
FLS Industries	3,300	326,587

	Shares	Value
Finland - 1.9%
Nokia Corp. sponsored ADR	24,000	$ 763,920
Outotec Oyj (d)	5,600	297,913
TOTAL FINLAND		1,061,833
France - 8.0%
Alstom SA	1,700	368,515
AXA SA	27,200	982,192
BNP Paribas SA	6,500	655,569
Bouygues SA	8,800	559,001
Renault SA	3,400	376,244
Suez SA (France)	10,300	675,911
Vivendi	25,425	993,364
TOTAL FRANCE		4,610,796
Germany - 9.7%
Allianz AG (Reg.)	4,700	924,020
Daimler AG	6,100	521,855
Deutsche Boerse AG	2,700	434,874
Deutsche Postbank AG	3,600	343,649
E.ON AG	4,300	795,959
Fresenius AG	4,200	357,363
Linde AG	2,600	367,299
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,900	567,115
Q-Cells AG (a)(d)	6,200	615,231
Vossloh AG	2,200	310,340
ZhongDe Waste Technology AG	8,600	347,002
TOTAL GERMANY		5,584,707
Greece - 1.4%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	7,200	335,295
Public Power Corp. of Greece	11,200	489,745
TOTAL GREECE		825,040
Hong Kong - 2.8%
China Mobile (Hong Kong) Ltd.	48,500	727,597
CNOOC Ltd.	241,000	353,764
Esprit Holdings Ltd.	41,700	500,434
TOTAL HONG KONG		1,581,795
India - 3.0%
Indian Overseas Bank	101,197	356,337
LANCO Infratech Ltd. (a)	54,500	529,003
Rural Electrification Corp. Ltd.	3,032	8,063
Satyam Computer Services Ltd.	86,026	851,771
TOTAL INDIA		1,745,174
Indonesia - 1.2%
PT Bumi Resources Tbk	504,500	339,067
PT Perusahaan Gas Negara Tbk Series B	218,500	335,152
TOTAL INDONESIA		674,219
Common Stocks - continued
	Shares	Value
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,900	$ 734,421
Italy - 3.6%
Fiat SpA	17,300	399,761
Finmeccanica SpA	11,000	374,033
Prysmian SpA	14,300	305,178
Saipem SpA	8,000	323,424
UniCredit SpA	98,200	656,813
TOTAL ITALY		2,059,209
Japan - 13.8%
Asics Corp.	25,000	290,417
Canon, Inc. sponsored ADR	9,900	459,063
East Japan Railway Co.	76	633,700
Hisamitsu Pharmaceutical Co., Inc.	7,800	286,087
Ibiden Co. Ltd.	7,200	285,551
Inpex Holdings, Inc.	32	361,690
Japan Tobacco, Inc.	67	335,150
Marubeni Corp.	74,000	544,473
Mitsubishi Corp.	21,600	660,841
Mitsui & Co. Ltd.	30,000	615,588
Nikon Corp.	11,000	294,395
Nippon Electric Glass Co. Ltd.	22,000	345,489
Nitori Co. Ltd.	5,550	315,241
ORIX Corp.	4,600	634,383
Sankyo Co. Ltd. (Gunma)	7,000	417,689
Sumitomo Mitsui Financial Group, Inc.	89	591,181
Torishima Pump Manufacturing Co. Ltd.	22,900	385,880
Wacom Co. Ltd.	213	455,268
TOTAL JAPAN		7,912,086
Korea (South) - 2.3%
Korea Gas Corp.	6,920	513,550
NHN Corp. (a)	1,607	374,977
Shinhan Financial Group Co. Ltd.	8,600	453,951
TOTAL KOREA (SOUTH)		1,342,478
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	8,900	566,841
Desarrolladora Homex Sab de CV (a)	50,100	487,196
TOTAL MEXICO		1,054,037
Netherlands - 0.8%
Koninklijke KPN NV	25,700	434,099
Philippines - 0.2%
Manila Water Co., Inc.	235,200	100,452
Russia - 2.1%
OAO Gazprom sponsored ADR	23,685	1,207,937
South Africa - 1.6%
African Rainbow Minerals Ltd.	10,500	291,316

	Shares	Value
Exxaro Resources Ltd.	21,182	$ 288,213
Murray & Roberts Holdings Ltd.	28,156	331,549
TOTAL SOUTH AFRICA		911,078
Spain - 2.4%
Grupo Acciona SA	1,700	455,276
Telefonica SA	32,600	940,075
TOTAL SPAIN		1,395,351
Switzerland - 5.4%
Nestle SA (Reg.)	2,347	1,172,732
Sonova Holding AG	6,539	599,812
UBS AG (NY Shares)	19,200	552,960
Zurich Financial Services AG (Reg.)	2,349	739,717
TOTAL SWITZERLAND		3,065,221
Thailand - 0.7%
Siam Commercial Bank PCL (For. Reg.)	135,000	389,464
Turkey - 0.2%
Asya Katilim Bankasi AS (a)	19,000	121,749
United Kingdom - 13.2%
BAE Systems PLC	41,400	398,623
Barratt Developments PLC	34,100	279,786
BG Group PLC	26,300	609,008
British American Tobacco PLC	18,400	696,992
Cairn Energy PLC	11,100	624,193
easyJet PLC (a)	39,400	290,241
Hammerson PLC	12,900	285,149
HBOS plc	56,300	625,594
Man Group plc	40,750	448,359
Shire PLC	16,500	318,780
Sibir Energy PLC	27,900	303,930
Tesco PLC	100,500	755,791
Vedanta Resources PLC	8,000	332,719
Vodafone Group PLC sponsored ADR	32,100	947,271
Xstrata PLC	9,100	636,859
TOTAL UNITED KINGDOM		7,553,295
TOTAL COMMON STOCKS (Cost $56,083,783)		55,994,577
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 2.69% (b)	1,310,020	1,310,020
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,807,290	1,807,290
TOTAL MONEY MARKET FUNDS (Cost $3,117,310)		3,117,310
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $59,201,093)	59,111,887
NET OTHER ASSETS - (3.2)%	(1,828,712)
NET ASSETS - 100%	$ 57,283,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,899
Fidelity Securities Lending Cash Central Fund	5,058
Total	$ 12,957
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 59,111,887	$ 44,697,219	$ 14,414,668	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $60,046,420. Net unrealized depreciation aggregated $934,533, of which $2,179,780 related to appreciated investment securities and $3,114,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

March 31, 2008

1.856923.100

VMATP-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 51.1%
Commodity Chemicals - 2.4%
Celanese Corp. Class A	16,500	$ 644,325
Diversified Chemicals - 15.1%
Dow Chemical Co.	19,000	700,150
E.I. du Pont de Nemours & Co.	39,651	1,854,081
FMC Corp.	8,200	455,018
Hercules, Inc.	15,700	287,153
Huntsman Corp.	7,700	181,335
Olin Corp.	2,619	51,751
PPG Industries, Inc.	9,700	586,947
		4,116,435
Fertilizers & Agricultural Chemicals - 15.0%
CF Industries Holdings, Inc.	1,000	103,620
Monsanto Co.	26,000	2,898,998
Potash Corp. of Saskatchewan, Inc.	1,000	155,210
The Mosaic Co. (a)	9,100	933,660
		4,091,488
Industrial Gases - 6.9%
Air Products & Chemicals, Inc.	2,800	257,600
Airgas, Inc.	4,900	222,803
Praxair, Inc.	16,500	1,389,795
		1,870,198
Specialty Chemicals - 11.7%
Albemarle Corp.	13,200	482,064
Ecolab, Inc.	11,300	490,759
H.B. Fuller Co.	7,200	146,952
Innospec, Inc.	14,107	299,068
Nalco Holding Co.	20,300	429,345
OMNOVA Solutions, Inc. (a)	43,339	172,923
Rockwood Holdings, Inc. (a)	10,800	353,916
Rohm & Haas Co.	8,500	459,680
Valspar Corp.	7,800	154,752
W.R. Grace & Co. (a)	8,800	200,816
		3,190,275
TOTAL CHEMICALS		13,912,721
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Polaris Minerals Corp. (a)	7,100	58,095
Polaris Minerals Corp. (a)(c)	6,200	50,731
		108,826
CONTAINERS & PACKAGING - 8.4%
Metal & Glass Containers - 6.2%
Ball Corp.	9,100	418,054
Crown Holdings, Inc. (a)	17,000	427,720

	Shares	Value
Greif, Inc. Class A	3,000	$ 203,790
Owens-Illinois, Inc. (a)	11,400	643,302
		1,692,866
Paper Packaging - 2.2%
Packaging Corp. of America	4,700	104,951
Rock-Tenn Co. Class A	4,000	119,880
Smurfit-Stone Container Corp. (a)	17,201	132,448
Temple-Inland, Inc.	19,700	250,584
		607,863
TOTAL CONTAINERS & PACKAGING		2,300,729
MACHINERY - 0.5%
Industrial Machinery - 0.5%
ITT Corp.	2,600	134,706
METALS & MINING - 34.0%
Aluminum - 6.1%
Alcoa, Inc.	42,100	1,518,126
Century Aluminum Co. (a)	2,019	133,739
		1,651,865
Diversified Metals & Mining - 8.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	20,100	1,934,022
Rio Tinto PLC sponsored ADR	300	123,552
Titanium Metals Corp.	12,900	194,145
		2,251,719
Gold - 5.4%
Goldcorp, Inc.	8,200	318,623
Lihir Gold Ltd. (a)	64,541	211,787
Newmont Mining Corp.	19,600	887,880
Royal Gold, Inc.	2,300	69,391
		1,487,681
Precious Metals & Minerals - 0.9%
Impala Platinum Holdings Ltd.	3,113	120,143
Pan American Silver Corp. (a)	3,500	134,295
		254,438
Steel - 13.3%
ArcelorMittal SA (NY Reg.) Class A	3,500	286,300
Carpenter Technology Corp.	4,800	268,656
Nucor Corp.	18,500	1,253,190
Reliance Steel & Aluminum Co.	5,300	317,258
Steel Dynamics, Inc.	16,600	548,464
United States Steel Corp.	7,400	938,838
		3,612,706
TOTAL METALS & MINING		9,258,409
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.5%
Coal & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	3,300	$ 143,352
Peabody Energy Corp.	5,100	260,100
		403,452
PAPER & FOREST PRODUCTS - 3.1%
Forest Products - 2.1%
Weyerhaeuser Co.	9,000	585,360
Paper Products - 1.0%
Glatfelter	11,565	174,747
Wausau-Mosinee Paper Corp.	10,162	83,938
		258,685
TOTAL PAPER & FOREST PRODUCTS		844,045
TOTAL COMMON STOCKS (Cost $25,965,170)		26,962,888
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.69% (b) (Cost $632,817)	632,817	632,817
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $26,597,987)	27,595,705
NET OTHER ASSETS - (1.3)%	(357,220)
NET ASSETS - 100%	$ 27,238,485
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,731 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,868
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,595,705	$ 27,595,705	$ 0	$ 0
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $26,680,386. Net unrealized appreciation aggregated $915,319, of which $2,548,464 related to appreciated investment securities and $1,633,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2008

1.799880.104

VIPRE-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Emeritus Corp. (a)	42,704	$ 890,805
HOTELS, RESTAURANTS & LEISURE - 2.4%
Hotels, Resorts & Cruise Lines - 2.4%
Gaylord Entertainment Co. (a)	22,100	669,409
Starwood Hotels & Resorts Worldwide, Inc.	36,700	1,899,225
TOTAL HOTELS, RESORTS & CRUISE LINES		2,568,634
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
Centex Corp.	13,600	329,256
KB Home	13,900	343,747
TOTAL HOMEBUILDING		673,003
REAL ESTATE INVESTMENT TRUSTS - 90.4%
REITs - Apartments - 15.2%
American Campus Communities, Inc.	23,500	642,960
Apartment Investment & Management Co. Class A	91,568	3,279,050
AvalonBay Communities, Inc.	20,000	1,930,400
BRE Properties, Inc.	28,400	1,293,904
Camden Property Trust (SBI)	5,100	256,020
Equity Residential (SBI)	62,500	2,593,125
Home Properties, Inc.	74,500	3,575,255
Pennsylvania Real Estate Investment Trust (SBI)	31,400	765,846
Post Properties, Inc.	24,200	934,604
UDR, Inc.	30,400	745,408
TOTAL REITS - APARTMENTS		16,016,572
REITs - Factory Outlets - 2.7%
Tanger Factory Outlet Centers, Inc.	74,800	2,877,556
REITs - Health Care Facilities - 6.3%
HCP, Inc.	81,500	2,755,515
Healthcare Realty Trust, Inc.	69,900	1,827,885
Medical Properties Trust, Inc.	24,000	271,680
Ventas, Inc.	38,100	1,711,071
TOTAL REITS - HEALTH CARE FACILITIES		6,566,151

	Shares	Value
REITs - Hotels - 4.5%
Host Hotels & Resorts, Inc.	112,847	$ 1,796,524
LaSalle Hotel Properties (SBI)	101,500	2,916,095
TOTAL REITS - HOTELS		4,712,619
REITs - Industrial Buildings - 16.3%
DCT Industrial Trust, Inc.	164,700	1,640,412
ProLogis Trust	124,716	7,340,784
Public Storage	88,240	7,819,829
U-Store-It Trust	33,500	379,555
TOTAL REITS - INDUSTRIAL BUILDINGS		17,180,580
REITs - Malls - 15.0%
General Growth Properties, Inc.	175,351	6,693,148
Simon Property Group, Inc.	97,140	9,025,277
TOTAL REITS - MALLS		15,718,425
REITs - Management/Investment - 1.2%
Digital Realty Trust, Inc.	17,000	603,500
Unibail-Rodamco	2,500	643,319
TOTAL REITS - MANAGEMENT/INVESTMENT		1,246,819
REITs - Office Buildings - 17.6%
Alexandria Real Estate Equities, Inc.	30,800	2,855,776
Boston Properties, Inc.	43,000	3,959,010
Corporate Office Properties Trust (SBI)	63,800	2,144,318
Highwoods Properties, Inc. (SBI)	118,600	3,684,902
Kilroy Realty Corp.	35,900	1,763,049
SL Green Realty Corp.	50,500	4,114,235
TOTAL REITS - OFFICE BUILDINGS		18,521,290
REITs - Shopping Centers - 11.6%
Cedar Shopping Centers, Inc.	12,900	150,672
Developers Diversified Realty Corp.	66,800	2,797,584
Inland Real Estate Corp.	166,200	2,527,902
Kimco Realty Corp.	76,115	2,981,425
Vornado Realty Trust	43,900	3,784,619
TOTAL REITS - SHOPPING CENTERS		12,242,202
TOTAL REAL ESTATE INVESTMENT TRUSTS		95,082,214
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
Real Estate Management & Development - 4.0%
Brookfield Properties Corp.	146,350	2,826,019
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)	42,400	$ 917,536
Norwegian Property ASA	49,650	428,959
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,172,514
TOTAL COMMON STOCKS (Cost $92,794,783)		103,387,170
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 2.69% (b) (Cost $2,453,406)	2,453,406	2,453,406
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $95,248,189)	105,840,576
NET OTHER ASSETS - (0.6)%	(652,651)
NET ASSETS - 100%	$ 105,187,925
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,279
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 105,840,576	$ 105,840,576	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $95,876,112. Net unrealized appreciation aggregated $9,964,464, of which $19,752,946 related to appreciated investment securities and $9,788,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2008

1.814636.103

VTC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Commercial & Professional Services - 1.0%
China Security & Surveillance Technology, Inc. (a)(d)	40,885	$ 725,709
COMMUNICATIONS EQUIPMENT - 31.5%
Communications Equipment - 31.5%
ADVA AG Optical Networking (a)(d)	58,503	165,312
Airvana, Inc.	14,587	76,290
Aruba Networks, Inc.	900	4,689
AudioCodes Ltd. (a)	64,150	257,242
Balda AG (a)(d)	15,400	57,859
Cisco Systems, Inc. (a)	320,000	7,708,791
CommScope, Inc. (a)	1,600	55,728
Comtech Group, Inc. (a)	55,599	599,913
Comverse Technology, Inc. (a)	38,270	589,358
Corning, Inc.	58,800	1,413,552
Delta Networks, Inc.	195,000	52,115
F5 Networks, Inc. (a)	14,926	271,205
Foxconn International Holdings Ltd. (a)	98,000	132,215
Infinera Corp.	14,400	172,800
Juniper Networks, Inc. (a)	34,896	872,400
Mogem Co. Ltd.	31,554	95,898
Nokia Corp. sponsored ADR	60,900	1,938,447
Opnext, Inc.	13,000	70,850
Optium Corp. (a)	19,700	138,491
Polycom, Inc. (a)	12,400	279,496
Powerwave Technologies, Inc. (a)	132,600	338,130
QUALCOMM, Inc.	69,600	2,853,600
RADWARE Ltd. (a)	6,203	63,395
Research In Motion Ltd. (a)	12,190	1,368,084
Riverbed Technology, Inc. (a)	9,600	142,656
Sandvine Corp. (a)	185,700	316,555
Sandvine Corp. (U.K.) (a)	100,288	166,162
SIM Technology Group	632,000	73,084
Sonus Networks, Inc. (a)(d)	236,900	814,936
Starent Networks Corp.	84,688	1,143,288
		22,232,541
COMPUTERS & PERIPHERALS - 10.4%
Computer Hardware - 8.2%
3PAR, Inc.	800	5,408
Apple, Inc. (a)	5,645	810,058
Foxconn Technology Co. Ltd.	14,000	82,930
Hewlett-Packard Co.	47,600	2,173,416
High Tech Computer Corp.	94,500	2,124,050
Palm, Inc.	22,600	113,000
Stratasys, Inc. (a)	28,810	512,818
		5,821,680
Computer Storage & Peripherals - 2.2%
ASUSTeK Computer, Inc.	137,178	401,778
Data Domain, Inc.	300	7,140
Innolux Display Corp.	80,235	210,971

	Shares	Value
Netezza Corp.	25,900	$ 245,273
Synaptics, Inc. (a)(d)	28,700	685,356
		1,550,518
TOTAL COMPUTERS & PERIPHERALS		7,372,198
DIVERSIFIED CONSUMER SERVICES - 2.0%
Education Services - 2.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(d)	22,200	1,439,892
ELECTRICAL EQUIPMENT - 2.4%
Electrical Components & Equipment - 2.4%
First Solar, Inc. (a)	3,286	759,526
General Cable Corp. (a)	1,100	64,977
JA Solar Holdings Co. Ltd. ADR	5,600	104,160
Neo-Neon Holdings Ltd.	592,000	417,598
Q-Cells AG (a)	200	19,846
SolarWorld AG	2,300	109,541
Sunpower Corp. Class A (a)(d)	1,400	104,314
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,300	93,288
		1,673,250
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
Electronic Equipment & Instruments - 0.4%
Cyntec Co. Ltd.	45,076	53,847
ENE Technology, Inc.	7,000	17,761
Gia Tzoong Enterprise Co. Ltd. (a)	300,000	128,344
TXC Corp.	57,000	76,533
		276,485
Electronic Manufacturing Services - 0.5%
Trimble Navigation Ltd. (a)	12,700	363,093
Technology Distributors - 1.6%
Ingram Micro, Inc. Class A (a)	15,300	242,199
Mellanox Technologies Ltd.	25,300	352,429
Mingyuan Medicare Development Co. Ltd.	3,180,000	490,312
		1,084,940
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,724,518
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Health Care Equipment - 2.9%
Golden Meditech Co. Ltd.	846,000	243,491
I-Flow Corp. (a)	12,390	173,832
Mindray Medical International Ltd. sponsored ADR	56,700	1,640,898
		2,058,221
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	48,000	57,111
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,115,332
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	$ 2,367
HOTELS, RESTAURANTS & LEISURE - 2.3%
Hotels, Resorts & Cruise Lines - 2.3%
Ctrip.com International Ltd. sponsored ADR	21,700	1,150,534
Home Inns & Hotels Management, Inc. ADR (a)(d)	23,200	456,808
		1,607,342
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
TomTom Group BV (a)	1,600	66,175
INTERNET SOFTWARE & SERVICES - 4.9%
Internet Software & Services - 4.9%
Alibaba.com Ltd.	45,000	93,206
DealerTrack Holdings, Inc. (a)	1,500	30,330
eBay, Inc. (a)	11,500	343,160
Google, Inc. Class A (sub. vtg.) (a)	450	198,212
LivePerson, Inc. (a)	38,900	120,590
Omniture, Inc. (a)	27,033	627,436
Tencent Holdings Ltd.	64,600	368,121
VistaPrint Ltd. (a)	5,200	181,740
Yahoo!, Inc. (a)	52,100	1,507,253
		3,470,048
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
ExlService Holdings, Inc. (a)	11,500	264,040
WNS Holdings Ltd. ADR (a)	10,000	154,500
		418,540
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	3,700	76,960
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Hi-P International Ltd.	441,000	161,803
Shin Zu Shing Co. Ltd.	11,250	52,942
		214,745
MEDIA - 0.0%
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	178	837
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.3%
Semiconductor Equipment - 6.9%
Aixtron AG	5,800	79,565
ASML Holding NV (NY Shares)	22,200	550,782
Cymer, Inc. (a)(d)	46,400	1,208,256
Eagle Test Systems, Inc. (a)	20,796	218,358
FormFactor, Inc. (a)	5,900	112,690

	Shares	Value
Global Unichip Corp.	43,317	$ 295,794
Lam Research Corp. (a)	2,400	91,728
LTX Corp. (a)	43,300	135,962
MEMC Electronic Materials, Inc. (a)	1,800	127,620
MEMSIC, Inc.	9,500	57,095
Tessera Technologies, Inc. (a)	17,900	372,320
Varian Semiconductor Equipment Associates, Inc. (a)	38,200	1,075,330
Verigy Ltd. (a)	30,400	572,736
		4,898,236
Semiconductors - 12.4%
Advanced Analog Technology, Inc.	48,260	185,817
Advanced Micro Devices, Inc. (a)(d)	2,164	12,746
Advanced Semiconductor Engineering, Inc. sponsored ADR	8,500	41,055
Anpec Electronics Corp.	33,509	59,107
Applied Micro Circuits Corp. (a)	22,200	159,396
Atheros Communications, Inc. (a)	14,200	295,928
AuthenTec, Inc.	17,800	176,932
Bright Led Electronics Corp.	22,000	48,870
Broadcom Corp. Class A (a)	48,677	938,006
Cavium Networks, Inc. (d)	53,191	872,332
Cypress Semiconductor Corp. (a)	45,000	1,062,450
Diodes, Inc. (a)	3,300	72,468
Elan Microelectronics Corp.	20,000	36,266
Epistar Corp.	208,200	583,072
Faraday Technology Corp.	30,000	63,975
Formosa Epitaxy, Inc. (a)	148,000	164,867
Global Mixed-mode Technology, Inc.	24,600	144,911
Marvell Technology Group Ltd. (a)	148,000	1,610,240
Maxim Integrated Products, Inc.	15,600	318,084
MediaTek, Inc.	10,000	131,635
Mindspeed Technologies, Inc. (a)	88,044	42,261
MoSys, Inc. (a)	3,300	14,388
Omnivision Technologies, Inc. (a)(d)	13,700	230,434
PLX Technology, Inc. (a)	4,600	30,682
PMC-Sierra, Inc. (a)	45,900	261,630
Powertech Technology, Inc.	73,000	261,855
Richtek Technology Corp.	59,950	477,438
Seoul Semiconductor Co. Ltd.	3,361	69,399
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,000	42,000
Spreadtrum Communications, Inc. ADR (d)	6,000	52,200
Taiwan Semiconductor Co. Ltd.	61,000	79,595
Taiwan Semiconductor Manufacturing Co. Ltd.	414	860
Xilinx, Inc.	9,000	213,750
		8,754,649
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,652,885
Common Stocks - continued
	Shares	Value
SOFTWARE - 19.0%
Application Software - 4.6%
Ansys, Inc. (a)	7,600	$ 262,352
Callidus Software, Inc. (a)	57,455	276,359
Concur Technologies, Inc. (a)	16,400	509,220
Global Digital Creations Holdings Ltd. (a)	1,048,000	67,328
Intuit, Inc. (a)	10,100	272,801
Longtop Financial Technologies Ltd. ADR	5,900	111,392
Mentor Graphics Corp. (a)	8,700	76,821
Salesforce.com, Inc. (a)	15,400	891,198
Smith Micro Software, Inc. (a)	50,500	309,060
SuccessFactors, Inc.	700	6,832
Taleo Corp. Class A (a)	9,800	190,120
Ulticom, Inc. (a)	38,693	261,178
		3,234,661
Home Entertainment Software - 9.6%
Gameloft (a)	32,800	141,872
Nintendo Co. Ltd.	10,700	5,598,009
Nintendo Co. Ltd. ADR	6,300	406,054
THQ, Inc. (a)	29,860	650,948
		6,796,883
Systems Software - 4.8%
Microsoft Corp.	51,700	1,467,246
Moldflow Corp. (a)	9,600	167,424
Oracle Corp. (a)	68,700	1,343,772
VMware, Inc. Class A	9,100	389,662
		3,368,104
TOTAL SOFTWARE		13,399,648
TOTAL COMMON STOCKS (Cost $82,384,882)		70,192,987
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $157,875)	$ 150,000	$ 140,284
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	27,304	27,304
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	5,403,070	5,403,070
TOTAL MONEY MARKET FUNDS (Cost $5,430,374)		5,430,374
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $87,973,131)	75,763,645
NET OTHER ASSETS - (7.3)%	(5,138,960)
NET ASSETS - 100%	$ 70,624,685
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,896
Fidelity Securities Lending Cash Central Fund	20,042
Total	$ 25,938
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 75,763,645	$ 75,217,307	$ 546,338	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $88,490,890. Net unrealized depreciation aggregated $12,727,245, of which $4,500,557 related to appreciated investment securities and $17,227,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2008

1.856921.100

VTELP-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.0%
Communications Equipment - 4.0%
Aruba Networks, Inc.	5	$ 26
Infinera Corp.	1,300	15,600
Juniper Networks, Inc. (a)	900	22,500
Sandvine Corp. (a)	100	170
Sonus Networks, Inc. (a)	700	2,408
Starent Networks Corp.	14,404	194,454
		235,158
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.0%
Alternative Carriers - 13.5%
Cable & Wireless PLC	300	886
Cogent Communications Group, Inc. (a)	1,100	20,141
Global Crossing Ltd. (a)	25,484	386,337
Level 3 Communications, Inc. (a)	20,812	44,121
PAETEC Holding Corp. (a)	1,400	9,324
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	21,358	330,835
		791,644
Integrated Telecommunication Services - 41.5%
AT&T, Inc.	35,000	1,340,504
BT Group PLC	103	444
Cbeyond, Inc. (a)	2,386	44,833
Cincinnati Bell, Inc. (a)	5,200	22,152
Embarq Corp.	600	24,060
FairPoint Communications, Inc.	400	3,608
NTELOS Holdings Corp.	36	871
PT Indosat Tbk	81,000	62,341
PT Telkomunikasi Indonesia Tbk Series B	87,500	91,531
Qwest Communications International, Inc.	82,300	372,819
Telefonica SA sponsored ADR	200	17,302
Telenor ASA	100	1,914
Telenor ASA sponsored ADR	70	4,020
Telkom SA Ltd.	600	9,706
Verizon Communications, Inc.	11,800	430,110
Windstream Corp.	700	8,365
		2,434,580
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,226,224
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	200	5,718
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
SAVVIS, Inc. (a)	5,900	95,993
MEDIA - 8.6%
Broadcasting & Cable TV - 8.6%
Comcast Corp. Class A	9,200	177,928

	Shares	Value
The DIRECTV Group, Inc. (a)	9,600	$ 237,984
Virgin Media, Inc.	6,400	90,048
		505,960
SOFTWARE - 5.2%
Application Software - 4.1%
Synchronoss Technologies, Inc. (a)	11,837	237,095
Home Entertainment Software - 1.1%
Gameloft (a)	11,414	49,370
Glu Mobile, Inc.	3,589	16,115
		65,485
TOTAL SOFTWARE		302,580
WIRELESS TELECOMMUNICATION SERVICES - 24.6%
Wireless Telecommunication Services - 24.6%
America Movil SAB de CV Series L sponsored ADR	2,000	127,380
American Tower Corp. Class A (a)	6,000	235,260
Bharti Airtel Ltd. (a)	3,710	76,577
Centennial Communications Corp. Class A (a)	2,100	12,411
China Mobile (Hong Kong) Ltd. sponsored ADR	1,000	75,010
Clearwire Corp.	1,300	19,253
Crown Castle International Corp. (a)	3,800	131,062
Leap Wireless International, Inc. (a)	800	37,280
MetroPCS Communications, Inc.	1,057	17,969
Millicom International Cellular SA (a)	2,800	264,740
MTN Group Ltd.	700	10,616
NII Holdings, Inc. (a)	2,000	63,560
OnMobile Global Ltd.	152	2,066
SBA Communications Corp. Class A (a)	2,736	81,615
Sprint Nextel Corp.	17,387	116,319
Syniverse Holdings, Inc. (a)	632	10,529
Telephone & Data Systems, Inc.	300	11,781
Vodafone Group PLC sponsored ADR	5,100	150,501
		1,443,929
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,360,446)	5,815,562
NET OTHER ASSETS - 0.9%	55,461
NET ASSETS - 100%	$ 5,871,023
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 446
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,815,562	$ 5,811,098	$ 4,464	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,457,397. Net unrealized depreciation aggregated $1,641,835, of which $111,014 related to appreciated investment securities and $1,752,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

March 31, 2008

1.814651.103

VUT-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	23,100	$ 221,067
ELECTRIC UTILITIES - 54.7%
Electric Utilities - 54.7%
Allegheny Energy, Inc.	89,500	4,519,750
American Electric Power Co., Inc.	111,000	4,620,930
Edison International	61,300	3,004,926
Entergy Corp.	57,500	6,272,100
Exelon Corp.	138,300	11,239,641
FirstEnergy Corp.	66,220	4,544,016
FPL Group, Inc.	113,300	7,108,442
Great Plains Energy, Inc.	19,500	480,675
Pepco Holdings, Inc.	40,400	998,688
PPL Corp.	230,100	10,566,192
Sierra Pacific Resources	63,200	798,216
		54,153,576
GAS UTILITIES - 3.8%
Gas Utilities - 3.8%
Energen Corp.	13,300	828,590
Equitable Resources, Inc.	22,700	1,337,030
Questar Corp.	10,200	576,912
Southern Union Co.	45,800	1,065,766
		3,808,298
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 19.6%
Independent Power Producers & Energy Traders - 19.6%
AES Corp. (a)	227,550	3,793,259
Constellation Energy Group, Inc.	75,900	6,699,693
Dynegy, Inc. Class A (a)	117,500	927,075
Mirant Corp. (a)	52,400	1,906,836
NRG Energy, Inc. (a)	103,300	4,027,667
Reliant Energy, Inc. (a)	85,600	2,024,440
		19,378,970

	Shares	Value
MULTI-UTILITIES - 18.3%
Multi-Utilities - 18.3%
Aquila, Inc. (a)	67,500	$ 216,675
CenterPoint Energy, Inc.	93,500	1,334,245
Dominion Resources, Inc.	81,500	3,328,460
PG&E Corp.	90,800	3,343,256
PNM Resources, Inc.	16,200	202,014
Public Service Enterprise Group, Inc.	125,400	5,039,826
Sempra Energy	87,400	4,656,672
		18,121,148
OIL, GAS & CONSUMABLE FUELS - 2.4%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	13,200	435,114
Oil & Gas Storage & Transport - 2.0%
Spectra Energy Corp.	86,500	1,967,875
TOTAL OIL, GAS & CONSUMABLE FUELS		2,402,989
TOTAL COMMON STOCKS (Cost $89,774,939)		98,086,048
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.69% (b) (Cost $727,986)	727,986	727,986
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $90,502,925)	98,814,034
NET OTHER ASSETS - 0.3%	259,713
NET ASSETS - 100%	$ 99,073,747
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,122
Fidelity Securities Lending Cash Central Fund	3,234
Total	$ 16,356
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 98,814,034	$ 98,814,034	$ 0	$ 0
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $90,928,086. Net unrealized appreciation aggregated $7,885,948, of which $13,344,979 related to appreciated investment securities and $5,459,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2008

1.799888.104

VVL-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.3%
Renault SA	2,200	$ 243,452
Diversified Consumer Services - 0.3%
H&R Block, Inc.	11,600	240,816
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	5,640	314,543
Vail Resorts, Inc. (a)	3,400	164,186
		478,729
Household Durables - 2.1%
Black & Decker Corp.	4,200	277,620
Centex Corp.	12,900	312,309
KB Home	32,100	793,833
Whirlpool Corp.	2,000	173,560
		1,557,322
Leisure Equipment & Products - 0.7%
Brunswick Corp.	6,300	100,611
Eastman Kodak Co.	9,720	171,752
Mattel, Inc.	10,500	208,950
		481,313
Media - 1.7%
Clear Channel Communications, Inc.	6,000	175,320
News Corp. Class A	21,100	395,625
Regal Entertainment Group Class A	12,600	243,054
Time Warner, Inc.	34,000	476,680
		1,290,679
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	6,400	217,920
Home Depot, Inc.	7,350	205,580
PetSmart, Inc.	8,100	165,564
Ross Stores, Inc.	11,500	344,540
Staples, Inc.	14,700	325,017
Williams-Sonoma, Inc. (d)	9,600	232,704
		1,491,325
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	6,800	123,420
TOTAL CONSUMER DISCRETIONARY		5,907,056
CONSUMER STAPLES - 7.3%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	4,100	215,537
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	9,600	388,896
SUPERVALU, Inc.	6,600	197,868
Sysco Corp.	6,700	194,434
Winn-Dixie Stores, Inc. (a)	11,700	210,132
		991,330
Food Products - 1.6%
Cermaq ASA	8,000	101,320

	Shares	Value
Marine Harvest ASA (a)	192,000	$ 112,347
Nestle SA (Reg.)	1,971	984,855
		1,198,522
Household Products - 2.7%
Energizer Holdings, Inc. (a)	2,100	190,008
Procter & Gamble Co.	25,700	1,800,799
		1,990,807
Tobacco - 1.4%
Altria Group, Inc. (f)	25,200	559,440
British American Tobacco PLC sponsored ADR	6,400	484,800
		1,044,240
TOTAL CONSUMER STAPLES		5,440,436
ENERGY - 17.8%
Energy Equipment & Services - 2.1%
Nabors Industries Ltd. (a)	19,500	658,515
National Oilwell Varco, Inc. (a)	8,926	521,100
Petroleum Geo-Services ASA	6,200	153,393
Transocean, Inc. (a)	1,868	252,554
		1,585,562
Oil, Gas & Consumable Fuels - 15.7%
Chesapeake Energy Corp.	6,700	309,205
ConocoPhillips	43,980	3,351,715
CONSOL Energy, Inc.	6,600	456,654
EnCana Corp.	3,700	281,843
EOG Resources, Inc.	8,700	1,044,000
EXCO Resources, Inc. (a)	10,000	185,000
Exxon Mobil Corp.	21,800	1,843,844
Hess Corp.	3,300	290,994
Occidental Petroleum Corp.	16,400	1,199,988
Quicksilver Resources, Inc. (a)	11,800	431,054
Suncor Energy, Inc.	3,900	376,894
Ultra Petroleum Corp. (a)	12,100	937,750
Uranium One, Inc. (a)	9,800	32,266
Valero Energy Corp.	19,900	977,289
		11,718,496
TOTAL ENERGY		13,304,058
FINANCIALS - 28.2%
Capital Markets - 4.4%
Ares Capital Corp.	10,900	137,013
Ares Capital Corp. rights 4/21/08 (a)	3,633	2,034
Charles Schwab Corp.	8,868	166,984
Franklin Resources, Inc.	2,800	271,572
Goldman Sachs Group, Inc.	1,600	264,624
Julius Baer Holding AG	3,539	260,842
KKR Private Equity Investors, LP	16,038	198,069
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	20,995
Legg Mason, Inc.	2,700	151,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	29,500	$ 1,110,380
Morgan Stanley	9,000	411,300
T. Rowe Price Group, Inc.	6,100	305,000
		3,299,959
Commercial Banks - 1.6%
Associated Banc-Corp.	6,258	166,651
HSBC Holdings PLC sponsored ADR	4,300	353,890
UniCredit SpA	27,900	186,610
Wachovia Corp.	17,301	467,127
		1,174,278
Consumer Finance - 0.7%
Capital One Financial Corp.	5,100	251,022
Discover Financial Services	14,650	239,821
		490,843
Diversified Financial Services - 9.8%
Bank of America Corp.	87,708	3,325,010
CIT Group, Inc.	4,900	58,065
Citigroup, Inc.	65,400	1,400,868
JPMorgan Chase & Co.	55,996	2,405,028
KKR Financial Holdings LLC	9,500	120,270
		7,309,241
Insurance - 7.7%
ACE Ltd.	12,520	689,351
Admiral Group PLC	6,900	109,941
AMBAC Financial Group, Inc.	1,541	8,861
American International Group, Inc.	55,760	2,411,620
Argo Group International Holdings, Ltd. (a)	5,452	193,655
Hartford Financial Services Group, Inc.	6,600	500,082
IPC Holdings Ltd.	13,338	373,464
LandAmerica Financial Group, Inc.	3,900	153,933
MBIA, Inc.	2,800	34,216
Montpelier Re Holdings Ltd.	11,500	184,575
National Financial Partners Corp. (d)	5,200	116,844
Principal Financial Group, Inc.	6,200	345,464
The Travelers Companies, Inc.	10,200	488,070
XL Capital Ltd. Class A	5,900	174,345
		5,784,421
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	2,900	268,888
Annaly Capital Management, Inc.	15,800	242,056
General Growth Properties, Inc.	7,870	300,398
Simon Property Group, Inc.	2,300	213,693
		1,025,035
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	20,400	441,456

	Shares	Value
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	6,500	$ 35,750
Downey Financial Corp. (d)	5,100	93,738
Fannie Mae	19,910	524,031
FirstFed Financial Corp. (a)(d)	5,800	157,470
Freddie Mac	5,000	126,600
New York Community Bancorp, Inc.	15,300	278,766
Washington Federal, Inc.	12,900	294,636
		1,510,991
TOTAL FINANCIALS		21,036,224
HEALTH CARE - 5.4%
Biotechnology - 1.1%
Amgen, Inc. (a)	11,800	493,004
Biogen Idec, Inc. (a)	3,200	197,408
Cephalon, Inc. (a)	2,600	167,440
		857,852
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	19,300	248,391
Covidien Ltd.	13,182	583,304
Medtronic, Inc.	10,700	517,559
Philip Morris International, Inc. (a)	160	8,093
		1,357,347
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	3,900	221,676
Pharmaceuticals - 2.2%
Johnson & Johnson	11,100	720,057
Merck & Co., Inc.	12,800	485,760
Schering-Plough Corp.	11,600	167,156
Wyeth	5,660	236,362
		1,609,335
TOTAL HEALTH CARE		4,046,210
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	14,000	789,880
Raytheon Co.	3,800	245,518
United Technologies Corp.	11,100	763,902
		1,799,300
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	4,200	306,684
Airlines - 0.2%
Delta Air Lines, Inc. (a)	7,400	63,640
Northwest Airlines Corp. (a)	7,000	62,930
		126,570
Building Products - 0.2%
Masco Corp.	8,000	158,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	26,200	$ 283,222
The Brink's Co.	4,500	302,310
		585,532
Construction & Engineering - 0.2%
URS Corp. (a)	4,000	130,760
Industrial Conglomerates - 3.8%
General Electric Co.	65,340	2,418,233
Siemens AG sponsored ADR	4,300	468,442
		2,886,675
Machinery - 1.1%
Illinois Tool Works, Inc.	3,000	144,690
Ingersoll-Rand Co. Ltd. Class A	6,100	271,938
Oshkosh Co.	4,800	174,144
Sulzer AG (Reg.)	185	244,580
		835,352
Road & Rail - 0.5%
Knight Transportation, Inc.	21,900	360,474
TOTAL INDUSTRIALS		7,189,987
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	16,600	399,894
Motorola, Inc.	19,600	182,280
		582,174
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	23,000	1,050,180
International Business Machines Corp.	3,200	368,448
NCR Corp. (a)	9,200	210,036
		1,628,664
Electronic Equipment & Instruments - 1.2%
Amphenol Corp. Class A	1,200	44,700
Avnet, Inc. (a)	7,900	258,567
Flextronics International Ltd. (a)	17,600	165,264
Motech Industries, Inc.	23,975	164,504
Tyco Electronics Ltd.	7,382	253,350
		886,385
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	6,100	202,764
IT Services - 0.5%
The Western Union Co.	10,900	231,843
Unisys Corp. (a)	31,002	137,339
		369,182
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	4,200	123,984
Applied Materials, Inc.	11,000	214,610
Atmel Corp. (a)	20,100	69,948
Maxim Integrated Products, Inc.	5,800	118,262

	Shares	Value
Novellus Systems, Inc. (a)	6,800	$ 143,140
ON Semiconductor Corp. (a)	4,100	23,288
		693,232
TOTAL INFORMATION TECHNOLOGY		4,362,401
MATERIALS - 3.5%
Chemicals - 0.6%
Agrium, Inc.	3,000	186,324
Albemarle Corp.	5,010	182,965
Chemtura Corp.	11,400	83,676
		452,965
Containers & Packaging - 0.1%
Temple-Inland, Inc.	5,400	68,688
Metals & Mining - 2.8%
Alcoa, Inc.	14,500	522,870
Allegheny Technologies, Inc.	1,500	107,040
ArcelorMittal SA (NY Reg.) Class A	5,600	458,080
Carpenter Technology Corp.	4,000	223,880
Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	250,172
Lihir Gold Ltd. (a)	57,125	187,452
Newcrest Mining Ltd.	6,997	213,421
Randgold Resources Ltd. sponsored ADR	3,400	157,556
		2,120,471
TOTAL MATERIALS		2,642,124
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	73,440	2,812,752
Cincinnati Bell, Inc. (a)	38,400	163,584
Embarq Corp.	3,400	136,340
Qwest Communications International, Inc.	40,400	183,012
Verizon Communications, Inc.	41,200	1,501,740
		4,797,428
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	3,750	147,038
TOTAL TELECOMMUNICATION SERVICES		4,944,466
UTILITIES - 5.7%
Electric Utilities - 2.4%
E.ON AG sponsored ADR	4,000	246,809
Edison International	6,300	308,826
Entergy Corp.	6,500	709,020
PPL Corp.	12,200	560,224
		1,824,879
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	12,900	215,043
Constellation Energy Group, Inc.	9,700	856,219
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	8,900	$ 347,011
Reliant Energy, Inc. (a)	17,300	409,145
		1,827,418
Multi-Utilities - 0.8%
CMS Energy Corp.	13,100	177,374
Sempra Energy	4,700	250,416
Wisconsin Energy Corp.	3,500	153,965
		581,755
TOTAL UTILITIES		4,234,052
TOTAL COMMON STOCKS (Cost $75,352,446)		73,107,014
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 2.69% (b)	1,470,990	1,470,990
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	443,450	443,450
TOTAL MONEY MARKET FUNDS (Cost $1,914,440)		1,914,440
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $77,266,886)	75,021,454
NET OTHER ASSETS - (0.4)%	(332,246)
NET ASSETS - 100%	$ 74,689,208
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,995 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,718
Fidelity Securities Lending Cash Central Fund	5,668
Total	$ 12,386
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 75,021,454	$ 74,555,581	$ 465,873	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $77,694,738. Net unrealized depreciation aggregated $2,673,284, of which $8,328,892 related to appreciated investment securities and $11,002,176 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008